Chase Vista Funds
                               Chairman's Letter

                                                                  April 10, 1999

Dear Shareholder:


We are pleased to present this semi-annual report for each of the Chase Vista Tax-Exempt Money Market FundsSM. Inside, you will find current seven-day yields for each Fund as of February 28, 1999 as well as listings of current holdings.


Tax-Free Fixed Income Markets Move Higher Amidst Market Volatility

At the start of the period, concerns about fiscal difficulties in southeast Asia were replaced by worries over mounting economic and currency problems in Russia. Fearing a global liquidity crisis, investors turned their attention from stocks to bonds, sending prices markedly higher and interest rates sharply lower.

To keep the U.S. economy from receding during this period, the Federal Reserve Board reduced short-term interest rates in September, the first rate change by the central bank since March, 1997. The Fed trimmed rates again in the following two months, which reduced fears of a worldwide economic retreat.


In January, global economic worries hit the market again--albeit briefly--due to financial difficulties in Brazil. A robust Gross Domestic Product report released at month's end had little impact on interest rates due to fears that China might devalue its currency and Brazil's problems would linger.


In February, however, Brazil's economic troubles abated and another round of stronger-than-expected economic reports caused interest rates to rise significantly. This put the most pressure on the fixed-income markets since the Fed raised interest rates eight times in 1994.


Despite the U.S. economy's robust showing in recent months--and a near-term outlook that calls for potentially more of the same--we believe the economy will begin to slow as the year progresses. It's worth noting that this sentiment was shared by Fed chairman Alan Greenspan during his semi-annual Humphery-Hawkins testimony in February.


Sincerely,


/s/ Fergus Reid

Fergus Reid

                    Chase Vista Tax Free Money Market Fund
                            as of February 28, 1999
                                  (unaudited)

Fund Facts



                          Objective    High current tax free income consistent
                                       with capital preservation*

                Primary investments    Short-term municipal obligations

    Suggested investment time frame    Short-term

              Share classes offered    Vista, Premier and Institutional Shares

                         Net assets    $1.3 Billion

                   Average maturity    44 days

                       S&P Rating**    AAA

                     Moody's Rating    Not rated

                        NAIC Rating    Not rated


* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

**This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share.


Maturity Schedule

 1-14 days ..........          74.81%
 15-30 days .........           1.18%
 31-60 days .........           4.39%
 61-90 days .........           2.48%
 91+ days ...........          17.16%

                    Chase Vista Tax Free Money Market Fund
                            as of February 28, 1999
                                  (unaudited)

How Much of the Fund Was Invested


[PIE CHART OMITTED]

Investments            97.8%
Cash/Other              2.2%


Yields

                                    7-Day                 Taxable
                              SEC Yield(1)     Equivalent Yield(2)

 Vista Shares                       2.50%                   4.14%
 Premier Shares                     2.56%                   4.24%
                                       5
 Institutional Shares               2.83%                   4.69%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not FDIC insured nor guaranteed by the U.S. government or any other agency and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.

(1) The yield for Vista Shares reflects the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yield for Vista Shares would have been 2.37%, 2.55% for Premier Shares and 2.73% for Institutional Shares. This voluntary waiver may be modified or terminated at any time, which would reduce performance.


(2) Taxable equivalent yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective federal tax rate used for this illustration is 39.6%


A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited)
(amounts in thousands)


  Principal
  Amount     Issuer                                     Value
------------ ------------------------------------------ ---------
State & Municipal Obligations -- 97.8%
------------------------------------------------------------------
           Alabama -- 2.8%
$   9,000    Birmingham, Alabama, Capital
             Improvement, Ser. A, FRDN, 3.20%,
             03/04/99                                   $9,000
    2,650    Birmingham, Alabama, Ser. A, FRDN,
             3.90%, 03/04/99                             2,650
    6,650    Daphine, Alabama, Special Care Facilities
             Financing Authority, Presbyterian
             Retirement, Ser. A, FRDN, 2.95%,
             03/04/99                                    6,650
    3,445    Demopolis, Alabama, Industrial
             Development Board, IDR, McClain,
             Alabama Inc. Project, FRDN, 3.01%,
             03/04/99                                    3,445
    4,500    Oxford, Alabama, Municipal Securities
             Trust Receipts, FRDN, 3.07%,
             03/04/99                                    4,500
    8,000    Port City Medical Clinic Board, Mobile
             Alabama, Infirmary Health Systems, Ser.
             B, FRDN, 2.95%, 03/04/99                    8,000
    1,500    St. Claire County, Alabama, IDB, National
             Cement Co., Inc., Project II, FRDN,
             2.95%, 03/04/99                             1,500
                                                        ------
                                                        35,745
                                                        ------
           Alaska -- 0.5%
    5,000    North Slope, Boro, Alaska, Capital
             Appreciation, Ser. A, GO, 3.17%,
             06/30/99                                    4,948
    2,000    North Slope, Boro, Alaska, Capital
             Appreciation, Ser. A, GO, 3.65%,
             06/30/99                                    1,976
                                                        ------
                                                         6,924
                                                        ------
           Arizona -- 0.4%
    5,000    Salt River Project, Arizona, Agriculture
             Improvement & Power District, Electric
             Systems, Salt River Project, Ser. A, Rev,
             5.50%, 01/01/00                             5,095
                                                        ------


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


  Principal
  Amount     Issuer                                       Value
------------ -------------------------------------------- ---------
State & Municipal Obligations -- continued
--------------------------------------------------------------------
           Arkansas -- 1.2%
$   8,750    Miller County, Arkansas, Solid Waste
             Disposal, Tyson Foods Inc., Project,
             FRDN, 3.10%, 03/04/99                        $8,750
    7,250    Pulaski County, Arkansas, Public Facilities
             Board, MultiFamily Housing, Little Rock
             Residential, Rev, 4.13%, 04/01/99             7,250
                                                          ------
                                                          16,000
                                                          ------
           California -- 2.0%
   10,000    California Higher Education Loan
             Authority Student Loan, Ser. D-1,
             Rev, 3.63%, 08/01/99                         10,000
    7,850    California Higher Education Loan
             Authority, Ser. A, Rev, 3.80%,
             05/01/99                                      7,850
    3,000    Student Education Loan Marketing Corp.,
             California Student Loan, Series A,
             Rev, 3.80%, 06/01/99                          3,000
    5,000    Student Education Loan Marketing Corp.,
             California Student Loan, Series A,
             FRDN, 3.05%, 03/04/99                         5,000
                                                          ------
                                                          25,850
                                                          ------
           Colorado -- 0.5%
    6,000    Adams County, Colorado, IDR, Clear
             Creek Business, FRDN, 3.00%,
             03/04/99                                      6,000
                                                          ------
           Delaware -- 0.7%
    6,155    Delaware State Transit Authority Transit
             System, FRDN, 3.63%, 03/04/99                 6,155
    3,000    Delaware Valley, Pennsylvania, Regional
             Financing Authority, Local Government,
             Ser. A, FRDN, 3.00%, 03/04/99                 3,000
                                                          ------
                                                           9,155
                                                          ------
           District of Columbia -- 0.2%
    1,500    District of Columbia, George Washington
             University, Series A, FRDN, 2.95%,
             03/04/99                                      1,500

                         See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


  Principal
  Amount     Issuer                                       Value
------------ -------------------------------------------- ---------
State & Municipal Obligations -- continued
-------------------------------------------------------------------
$   1,500    District of Columbia, Pooled Loan
             Program, Ser. A, FRDN, 2.95%,
             03/04/99                                     $1,500
                                                          ------
                                                           3,000
                                                          ------
           Florida -- 8.5%
    5,000    Capital Finance Authority, Florida Hospital
             Association, Capital Projects Loan, Series
             A, FRDN, 3.10%, 03/04/99                      5,000
    4,700    Florida Housing Finance Agency, Multi-
             Family Housing, Sarasota, Ser. C, FRDN,
             3.00%, 03/04/99                               4,700
    5,000    Florida Housing Finance Authority, Multi-
             Family Housing, Kings Project, Series D,
             FRDN, 3.00%, 03/04/99                         5,000
    4,000    Florida Housing Financing Agency, Multi-
             Family Housing, Lakeside, Ser. B,
             FRDN, 3.00%, 03/04/99                         4,000
    9,000    Greater Orlando Aviation Authority CP,
             3.05%, 04/26/99                               9,000
   18,540    Gulf Breeze, Florida, Local Government
             Loan Program, Ser. B, FRDN, 2.95%,
             03/04/99                                     18,540
   17,105    Gulf Breeze, Florida, Local Government
             Loan Program, Ser. C, FRDN, 2.95%,
             03/04/99@                                    17,105
   10,100    Jacksonville, Florida, FRDN, 3.60%,
             03/04/99                                     10,100
    5,000    Orange County, Florida, Health Facilities
             Authority, Presbyterian Retirement
             Project, FRDN, 3.00%, 03/04/99                5,000
    3,000    Palm Beach County, Florida, HFA, Single
             Family Mortgage, Series B, GO, 3.75%,
             07/01/99                                      3,000
    5,000    Polk County, Florida, IDA, Farmland
             Hydro LP Project, FRDN, 3.05%,
             03/04/99                                      5,000


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


  Principal
  Amount    Issuer                                         Value
------------ ---------------------------------------------- ----------
State & Municipal Obligations -- continued
----------------------------------------------------------------------
$   5,800    St. Lucie County, Florida, PCR, Florida
             Power & Light Co. Project, FRDN,
             3.20%, 03/01/99                                $ 5,800
    7,000    Sunshine State, Series 98A, CP, 2.80%,
             06/15/99                                         7,000
    4,500    The University of North Florida
             Foundation Inc., Florida Parking System,
             FRDN, 2.95%, 03/04/99                            4,500
    5,580    Volusia County, Florida, Health Facilities,
             Hospital S.W. Volusia Health, Series A,
             FRDN, 2.90%, 03/04/99                            5,580
                                                            -------
                                                            109,325
                                                            -------
           Georgia -- 10.8%
    1,100    Atlanta, Georgia, Airport Facilities, Ser. B,
             Rev, 5.25%, 01/01/00                             1,119
    2,200    Bartow County, Georgia, Development
             Authority, PC, Georgia Power Co., Plant
             Bowen Project, FRDN, 1.60%,
             03/01/99                                         2,200
    3,640    Carroll County, Georgia, School District,
             GO, 3.70%, 04/01/99                              3,642
    9,900    Columbia County, Georgia, Elderly
             Authority, Residential Care Facilities,
             Augusta Resource Center on Aging,
             FRDN, 3.00%, 03/04/99                            9,900
    7,000    Crisp County, Georgia, Solid Waste
             Management Authority, FRDN, 3.40%,
             03/04/99                                         7,000
    2,200    Elbert County & Elberton & Bowman
             Georgia Development Authority, IDR,
             Seaboard Farms, FRDN, 2.95%,
             03/04/99                                         2,200
    2,600    Fulco, Georgia, Hospital Authority,
             Piedmont Hospital Project, FRDN,
             3.00%, 03/04/99                                  2,600
    1,000    Fulton County, Georgia Development
             Authority, Arthritis Foundation Inc.
             Project, FRDN, 3.00%, 03/04/99                   1,000

                         See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                     Value
------------ ------------------------------------------ ---------
State & Municipal Obligations -- continued
-----------------------------------------------------------------
$   1,600    Fulton County, Georgia Development
             Authority, ID, American Graphics
             Project, FRDN, 3.05%, 03/04/99             $1,600
    7,000    Fulton County, Georgia, Housing
             Authority, MultiFamily Housing,
             Hampton Hills Apartment Project,
             FRDN, 3.10%, 03/04/99                       7,000
    8,400    Fulton County, Georgia, Housing
             Authority, MultiFamily Housing,
             Holcomb Landing Apartments, FRDN,
             3.00%, 03/04/99                             8,400
   13,860    Fulton County, Georgia, Housing
             Authority, Residential Revenue
             Construction, FRDN, 3.40%,
             03/04/99@                                  13,860
   17,584    Georgia Municipal Association Pooled Bond
             FRDN, 2.90%, 03/04/99                      17,584
    5,300    Georgia Municipal Gas Authority, Gas
             Portfolio II Project, Ser. A, FRDN,
             2.95%, 03/04/99                             5,300
   19,500    Georgia Municipal Gas Authority, Gas
             Portfolio II Project, Ser. B, FRDN,
             2.95%, 03/04/99                            19,500
    3,415    Georgia Municipal Gas Authority, Gas
             Portfolio II Project, Ser. C, FRDN,
             2.95%, 03/04/99                             3,415
    5,345    Macon-Bibb County, Georgia, Hospital
             Authority, Medical Center of Central
             Georgia, FRDN, 3.00%, 04/01/99              5,345
   11,225    Marietta Georgia Housing Authority
             MultiFamily, Winterset Apartments P,
             FRDN, 3.00%, 03/04/99                      11,225
    6,325    Marietta Georgia, Housing Authority
             MultiFamily, Concepts 21 Apartments,
             FRDN, 3.00%, 03/04/99                       6,325


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                      Value
------------ ------------------------------------------- ----------
State & Municipal Obligations -- continued
-------------------------------------------------------------------
$   9,600    Monroe County, Georgia, Development
             Authority PCR, Georgia Power Co.
             Plant, Scherer, FRDN, 3.15%,
             03/01/99                                    $ 9,600
                                                         -------
                                                         138,815
                                                         -------
           Hawaii -- 1.9%
    1,000    Hawaii State Airports Systems, Rev, 7.10%,
             07/01/99                                      1,011
    8,225    Hawaii State, Series 2, FRDN, 3.46%,
             03/04/99                                      8,225
   14,755    Hawaii State, Series 6, FRDN, 3.75%,
             03/04/99@                                    14,755
                                                         -------
                                                          23,991
                                                         -------

           Idaho -- 0.3%
    3,800    Port Lewiston Port Facilities Idaho Rev.,
             Fribourg Investment Co., FRDN, 3.50%,
             03/04/99                                      3,800
                                                         -------

           Illinois -- 5.0%
    7,635    Chicago, Illinois, FLOATS, PT 1034,
             FRDN, 2.97%, 03/04/99                         7,635
    5,200    Chicago, Illinois, O'Hare International
             Airport, General Airport, Second Lien,
             Ser. C, FRDN, 3.00%, 03/04/99                 5,200
    2,850    Cook County, Illinois, IDR, Little Lady
             Foods, Inc. Project, FRDN, 3.01%,
             03/04/99                                      2,850
    2,000    Illinois Development Financing Authority,
             IDR, Balspar Corp. Project, FRDN,
             3.05%, 03/04/99                               2,000
    3,605    Illinois Development Financing Authority,
             IDR, CFC International Inc. Project,
             FRDN, 3.40%, 03/04/99                         3,605
    4,825    Illinois Development Financing Authority,
             IDR, Foundation for Safety & Health,
             FRDN, 2.79%, 03/04/99                         4,825

                         See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


  Principal
  Amount     Issuer                                           Value
------------ ------------------------------------------------ ---------
State & Municipal Obligations -- continued
-----------------------------------------------------------------------
$   1,735    Illinois Development Financing Authority,
             IDR, Revcor Inc. Project, FRDN,
             3.40%, 03/04/99                                  $1,735
    2,035    Illinois Development Financing Authority,
             IDR, Toughy Ltd. Partnership Project,
             FRDN, 3.01%, 03/04/99-                            2,035
   10,500    Illinois Health Facilities Authority, St. Lukes
             Medical Center Obligation, Ser. B,
             FRDN, 3.00%, 03/04/99                            10,500
    2,995    Libertyville, Illinois, ID, Libertyville Manor
             Project, FRDN, 3.00%, 03/04/99                    2,995
    8,500    Lisle, Illinois, MultiFamily, Ashley of Lisle
             Project, FRDN, 3.00%, 03/04/99                    8,500
    6,300    Plainfield Illinois, IDR, Plainfield Molding
             Project, FRDN, 3.01%, 03/04/99                    6,300
    3,000    Schaumburg, Illinois, MultiFamily Housing,
             Windsong Apartments Project, FRDN,
             3.28%, 03/04/99                                   3,000
    2,425    Tinley Park, Illinois, MultiFamily,
             Edgewater Walk IIIA & IIIB, FRDN,
             3.28%, 03/04/99                                   2,425
                                                              ------
                                                              63,605
                                                              ------
           Indiana--2.5%
   11,100    Indiana State Development Finance
             Authority, PC, Southern Indiana Gas &
             Electric Co., Rev, 3.70%, 03/15/99               11,100
    1,745    Lafayette Indiana Economic Development,
             Health Quest Realty XI, FRDN, 3.00%,
             03/04/99                                          1,745
    6,900    Monroe County, Indiana, Hospital
             Authority, FRDN, 3.10%, 03/04/99                  6,900
      765    Muncie Indiana Econmic Development,
             Health Quest Realty Project, FRDN,
             3.00%, 03/04/99                                     765
   11,500    Sullivan, Indiana, PCR, National Rural,
             Hoosier, CP, 2.85%, 06/16/99                     11,500
                                                              ------
                                                              32,010
                                                              ------


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


  Principal
  Amount     Issuer                                       Value
------------ -------------------------------------------- ---------
State & Municipal Obligations -- continued
-------------------------------------------------------------------
           Iowa -- 0.3%
$   3,700    Iowa Financing Authority, Solid Waste
             Disposal, Cedar River Paper Co. Project,
             Ser. A, FRDN, 3.25%, 03/04/99                $3,700
                                                          ------
             Kansas -- 0.3%
    2,150    Spring Hill, Kansas IRB, Abrasive
             Engineering Project, FRDN, 3.01%,
             03/04/99                                      2,150
    1,650    Wichita, Kansas, Airport Facilities, Cessna
             Citation Center Project, Ser III, FRDN,
             3.55%, 03/04/99                               1,650
                                                          ------
                                                           3,800
                                                          ------

           Kentucky -- 0.2%
    1,950    Kentucky Higher Education Student Loan
             Corp., Ser. D, Rev, 6.55%, 12/01/99           1,997
                                                          ------

           Louisiana -- 1.7%
    7,785    Louisiana Public Facilities Authority,
             Supplemental Student Loan, Ser. B,
             Rev, 8.13%, 12/01/99                          8,077
    6,800    Louisiana State, Offshore Term Authority
             Deepwater Port, 1st State A, Loop Inc.,
             FRDN, 3.20%, 03/01/99                         6,800
    1,775    New Orleans, Louisiana, Aviation Board,
             Series A, FRDN, 3.00%, 03/04/99               1,775
    5,000    New Orleans, Louisiana, Home Mortgage
             Authority, Single Family Mortgage,
             Ser. 2, Rev, 3.55%, 03/01/99                  5,000
                                                          ------
                                                          21,652
                                                          ------
           Maryland -- 3.0%
    4,300    Anne Arundel County, Maryland,
             Ser. 97-A, CP, 3.00%, 03/05/99                4,300
      725    Baltimore County, Maryland, Golf Systems,
             FRDN, 3.00%, 03/04/99                           725
    5,805    Howard County, Maryland MultiFamily
             Housing, Sherwood Crossing Ltd,
             Rev, 3.85%, 06/01/99                          5,805

                         See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


  Principal
  Amount     Issuer                                      Value
------------ ------------------------------------------- ---------
State & Municipal Obligations -- continued
------------------------------------------------------------------
$   4,600    Maryland State, Health & Higher
             Educational Facilities Authority, John
             Hopkins Hospital, Ser. A, FRDN,
             2.90%, 03/04/99                             $4,600
   22,905    Maryland State, Municipal Transportation
             Certificates, MTC No. 14, Class A,
             FRDN, 3.35%, 03/04/99                       22,905
                                                         ------
                                                         38,335
                                                         ------
           Massachusetts -- 0.2%
    1,185    Massachusetts State, Housing Finance
             Agency, Housing Development, Ser. A,
             Rev, 3.85%, 12/01/99                         1,190
    1,000    Massachusetts State, Industrial Finance
             Agency, America Inc., Rev, 5.10%,
             03/01/99                                     1,000
                                                         ------
                                                          2,190
                                                         ------

           Michigan -- 1.6%
   10,000    Detroit, Michigan, Sewer Disposal, Ser. A,
             FRDN, 3.00%, 03/04/99                       10,000
    1,570    Michigan State Housing Development
             Authority, Rental Housing, Series A,
             Rev, 4.60%, 04/01/99                         1,571
    1,175    Michigan State Strategic Fund Ltd.,
             Obligation Rev., Wayne Disposal,
             Oakland Project, FRDN, 3.00%,
             03/04/99                                     1,175
    8,300    Michigan State Trunk Line Floating
             Certificates, Ser. 21, FRDN, 3.72%,
             03/04/99                                     8,300
                                                         ------
                                                         21,046
                                                         ------
           Minnesota--0.5%
    2,700    Duluth, Economic Development Authority,
             Health Care Facilities, Miller-Dwan
             Medical Center Project, FRDN, 3.35%,
             03/01/99                                     2,700


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


  Principal
  Amount     Issuer                                        Value
------------ --------------------------------------------- ---------
State & Municipal Obligations -- continued
--------------------------------------------------------------------
$   3,300    Minnesota State, FRDN, 3.05%,
             03/04/99                                      $3,300
                                                           ------
                                                            6,000
                                                           ------
           Mississippi -- 1.6%
    3,820    Mississippi Business Financial Corp., IDR,
             Choctaw Maid Farms, Inc. Project,
             FRDN, 3.10%, 03/04/99                          3,820
   33,000    Mississippi State, Highway Rev. for Ser. 39,
             Capital Appreciation, Rev, 0.00%,
             02/01/00-                                     15,138
    1,800    Perry County, Mississippi PC, Leaf River
             Forest Project, FRDN, 2.95%,
             03/04/99                                       1,800
                                                           ------

                                                           20,758
                                                           ------
           Missouri -- 0.4%
    4,045    Kansas City, Missouri, IDA, MultiFamily
             Housing, Woodlands Partners Project,
             FRDN, 3.90%, 03/04/99                          4,045
    1,000    Macon, Missouri IDA, Health Care Realty
             Macon, FRDN, 2.95%, 03/04/99                   1,000
                                                           ------
                                                            5,045
                                                           ------
           Montana -- 0.1%
    1,000    Osage Beach Montana, IDA, Health Care
             Realty Osage, FRDN, 2.95%, 03/04/99            1,000
                                                           ------
           Nebraska -- 0.4%
    3,000    Omaha, Public Power District, Nebraska
             Electric, Ser. D, Rev, 4.40%, 02/01/00         3,036
    2,100    Sidney, Nebraska, IDR, Pennington Seed,
             Inc. Project, FRDN, 3.10%, 03/04/99            2,100
                                                           ------
                                                            5,136
                                                           ------
           Nevada -- 1.4%
    4,400    Nevada State, Municipal Securities, Trust
             Receipts, Series SGB 31, FRDN, 3.07%,
             03/04/99                                       4,400

                         See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


  Principal
  Amount     Issuer                                      Value
------------ ------------------------------------------- ---------
State & Municipal Obligations -- continued
------------------------------------------------------------------
$   4,440    Nevada State, Series 8, FRDN, 3.90%,
             03/04/99                                    $4,440
    8,500    Nevada State, Series 9, FRDN, 3.90%,
             03/04/99                                     8,500
                                                         ------
                                                         17,340
                                                         ------
           New Hampshire -- 0.1%
    1,760    New Hampshire State Business Financing
             Authority Industrial Facilities, Nickerson
             Assembly Co., FRDN, 3.10%, 03/04/99          1,760
                                                         ------
           New Jersey -- 0.1%
    1,500    New Jersey State, GO, 7.25%, 04/15/99-       1,511
                                                         ------
           New Mexico -- 1.7%
    6,000    New Mexico State Highway Community,
             Sub Lien, FRDN, 2.90%, 03/04/99              6,000
    1,500    New Mexico, Mortgage Financing
             Authority, Single Family Mortgage,
             Issue 1, Rev, 3.13%, 08/03/99                1,500
    4,000    New Mexico, Mortgage Financing
             Authority, Single Family Mortgage,
             Issue 2, Rev, 3.05%, 08/03/99                4,000
   10,000    Santa Fe, New Mexico, Gross Receipts Tax,
             Wastewater Systems, Ser. B, FRDN,
             2.95%, 03/04/99                             10,000
                                                         ------
                                                         21,500
                                                         ------
           New York--5.2%
   15,100    Eagle Tax Exempt Trust, Weekly Option
             Mode, Certificate, Ser. 97-C1002, Class
             A, FRDN, 3.70%, 08/05/99#                   15,100
   19,800    Eagle Tax Exempt Trust, Weekly Option
             Mode, Certificate, Ser. 98-2801, Class A,
             FRDN, 3.35%, 04/01/99#                      19,800
    9,800    Eagle Tax-Exempt Trust, Weekly Option
             Mode, Certificate, Ser. 94-4904, Class A,
             FRDN, 3.56%, 03/04/99#                       9,800


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                         Value
------------ ---------------------------------------------- ---------
State & Municipal Obligations -- continued
---------------------------------------------------------------------
$   4,800    Eagle Tax-Exempt Trust, Weekly Option
             Mode, Certificate, Ser. 96-C4402, Class
             A, FRDN, 3.33%, 03/04/99#                      $4,800
    3,300    New York City, New York, Sub-Series E2,
             FRDN, 3.20%, 03/01/99                           3,300
   14,430    New York State, Dorm Authority, FLOATS,
             Certificates, St. John's University, Ser. 45,
             FRDN, 3.30%, 03/04/99                          14,430
                                                            ------
                                                            67,230
                                                            ------
           North Carolina--1.4%
      900    Guilford County, North Carolina, Industrial
             Facilities & Pollution Control Financing
             Authority, Neal Manufacturing, FRDN,
             3.40%, 03/04/99                                   900
    4,500    Mecklenburg County, North Carolina,
             Ser. C, FRDN, 2.85%, 03/04/99                   4,500
    2,440    North Carolina Medical Care Community,
             Carolina Meadows Inc. Project, FRDN,
             3.35%, 03/01/99                                 2,440
    3,000    North Carolina, Medical Care Community,
             Lutheran Retirement Project, FRDN,
             2.95%, 03/04/99                                 3,000
    6,700    Winston Salem, North Carolina, Municipal
             Leasing Corp., FRDN, 3.40%, 03/04/99            6,700
                                                            ------
                                                            17,540
                                                            ------
           Ohio -- 2.9%
    5,000    Clinton County, Ohio, Ohio Hospital
             Capital Inc., FRDN, 3.00%, 03/04/99             5,000
    7,335    Franklin County, Ohio, Ohio Hospital,
             U.S. Health Corp., Ser. A, FRDN,
             2.95%, 03/04/99                                 7,335
    1,500    Montgomery County, Ohio, MultiFamily
             Housing, Pedcor Investments, Lyons
             Gate, Ser. A, FRDN, 3.00%, 03/04/99             1,500
   19,000    Ohio, HFA, Residential Notes Ser. A-2,
             Rev, 3.80%, 03/01/99                           19,000

                         See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                    Value
------------ ----------------------------------------- ---------
State & Municipal Obligations -- continued
----------------------------------------------------------------
$   3,900    Ohio State, Air Quality Development
             Authority, JMG FDG Ltd. Partnership,
             Ser. A, FRDN, 2.95%, 03/04/99             $3,900
                                                       ------
                                                       36,735
                                                       ------
           Pennsylvania -- 5.1%
    4,000    Beaver County, Pennsylvania, IDA, PCR,
             Ohio Edison Co., Ser. A, Rev, 4.05%,
             04/01/99                                   4,002
   15,000    Berks County, Pennsylvania, IDA, Health
             Care-Lutheran Services, Ser. A, FRDN,
             3.75%, 03/04/99                           15,000
   16,000    Dauphin County, Pennsylvania, General
             Authority, Allhealth Pooled Financing
             Program, Ser. A, FRDN, 3.00%,
             03/01/99                                  16,000
    5,000    Dauphin County, Pennsylvania, General
             Authority, Allhealth Pooled Financing
             Program, Ser. PG-B, FRDN, 3.00%,
             03/01/99                                   5,000
   15,850    Emmaus, Pennsylvania, General Authority,
             FRDN, 2.90%, 03/04/99                     15,850
    3,135    Montgomery County, Pennsylvania, Higher
             Education Authority, Philadelphia
             Presbyterian Project, FRDN, 3.00%,
             03/04/99                                   3,135
    2,000    York, Pennsylvania, General Authority,
             Pooled Financing, FRDN, 2.95%,
             03/04/99                                   2,000
    4,000    York, Pennsylvania, General Authority,
             Pooled Financing, Sub. Ser. A, FRDN,
             3.15%, 03/04/99                            4,000
                                                       ------
                                                       64,987
                                                       ------
           Rhode Island -- 0.6%
    3,960    Rhode Island State, Health & Educational
             Building Corp., Women & Infants
             Hospital, Rev, 3.55%, 09/01/99             3,960


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


  Principal
  Amount     Issuer                                      Value
------------ ------------------------------------------- ---------
State & Municipal Obligations -- continued
------------------------------------------------------------------
$   3,700    Rhode Island State, Industrial Facilities
             Corp., Blackstone Valley Electric Co.,
             FRDN, 2.95%, 03/04/99                       $3,700
                                                         ------
                                                          7,660
                                                         ------
           South Carolina -- 1.8%
    9,000    Berkeley County, South Carolina, Pollution
             Control Facilities, Alumas Project,
             FRDN, 3.00%, 03/04/99                        9,000
    4,500    South Carolina, Jobs Economic
             Development Authority, Catholic
             Diocese, South Carolina Project, FRDN,
             3.00%, 03/04/99                              4,500
   10,000    South Carolina, Jobs Economic

             Development Authority, Health Facilities,
             Greenville Baptist Project, FRDN,
             2.95%, 03/04/99                             10,000
                                                         ------
                                                         23,500
                                                         ------
           Tennessee--3.6%
    9,165    Chattanooga Tennessee, Series 1, FRDN,
             3.46%, 03/04/99                              9,165
   12,000    Clarksville, Tennessee, Public Building
             Authority, Pooled Financing, Tennessee
             Municipal Bond Fund, FRDN, 3.00%,
             03/04/99                                    12,000
    2,500    Metropolitan Government of Nashville &
             Davidson County, Tennessee, Health &
             Educational Board, Vanderbilt University,
             Ser. 85-A, Rev, 3.10%, 01/15/00              2,500
   10,000    Sevier County, Tennessee, Public Building
             Authority, Local Government Public
             Improvement, Ser. III-D-3, FRDN,
             2.90%, 03/04/99                             10,000
    6,000    Shelby County, Ser. 98A, CP, 2.80%,
             06/15/99                                     6,000

                         See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                        Value
------------ --------------------------------------------- ---------
State & Municipal Obligations -- continued
--------------------------------------------------------------------
$   6,155    Shelby County, Tennessee Health
             Educational & Housing Facilities Board,
             MultiFamily Housing, Arbor Lake,
             FRDN, 3.10%, 03/04/99                         $6,155
      900    South Pittsburgh, Tennessee ID, Lodge
             Manufacturing Co. Project, FRDN,
             3.10%, 03/04/99                                  900
                                                           ------
                                                           46,720
                                                           ------
           Texas -- 19.1%
   10,000    Austin, Texas, Municipal Trust Certificates,
             Medium Term Certificates, No 26-A,
             Rev, 3.30%, 11/12/99                          10,000
    4,150    Bell County, Texas, Health Facilities
             Development Corp., Souther Healthcare
             Systems, Project C, FRDN, 2.95%,
             03/04/99                                       4,150
    1,900    Bell County, Texas, IDA, Franklin
             Industries, FRDN, 2.92%, 03/04/99              1,900
    9,230    Bexar County Texas, Housing Finance
             Corp., MultiFamily Housing, Shallow
             Creek Apartments Project, FRDN,
             3.76%, 03/04/99                                9,230
    7,600    Brazos, Texas, Higher Education Authority
             Inc., Ser. C-1, Rev, 5.15%, 06/01/99           7,638
    4,000    Calhoun County, Texas, Navigation
             District, CP, 2.85%, 04/12/99                  4,000
   19,600    Carroll, Texas, Independent School District,
             FRDN, 3.00%, 03/04/99                         19,600
    3,000    Coastal Bend Health Facilities Development
             Corp., Texas Incarnate Word Health
             System Updates, Ser. B, FRDN, 2.95%,
             03/04/99                                       3,000
    2,000    Collin County, Texas, GO, 4.00%,
             03/01/99                                       2,000
   15,255    Colorado River, Texas, Municipal Water
             District, Ser. 119, FRDN, 3.02%,
             03/01/99                                      15,255


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

 Principal
 Amount    Issuer                                        Value
---------- --------------------------------------------- ---------
State & Municipal Obligations -- continued
------------------------------------------------------------------
$  300     Dallas-Fort Worth, Texas, Regional Airport,
           Series A-CR-103, Rev, 3.15%,
           05/01/99                                      $  300
 5,000     Dallas-Fort Worth, Texas, Regional Airport,
           Series A-CR-104, Rev, 3.15%,
           05/01/99                                       5,000
 5,065     Dallas-Fort Worth, Texas, Regional Airport,
           Series A-CR-105, Rev, 3.15%,
           05/01/99                                       5,065
 1,000     Dallas-Fort Worth, Texas, Regional Airport,
           Series A-CR-107, Rev, 3.15%,
           05/01/99                                       1,000
 5,000     Dallas, Texas, Area Rapid Transit, Ser. 95A,
           CP, 2.70%, 04/06/99                            5,000
 3,615     Dallas, Texas, Ser. C, GO, 3.70%,
           06/15/99                                       3,615
 6,300     Denton City, Texas, IDR, Hydro Conduit
           Corp., FRDN, 2.75%, 03/04/99                   6,300
 8,400     Greater East Texas, Higher Education,
           Ser. B, Rev, 3.60%, 09/01/99                   8,400
12,500     Greater East Texas, Higher Education,
           Ser. B, Rev, 3.80%, 05/01/99                  12,500
10,000     Greater Texas Student Loan Corp., Ser. A,
           Rev, 3.00%, 02/01/00                          10,000
 6,000     Greater Texas Student Loan Corp., Ser. A,
           FRDN, 3.60%, 03/03/99                          6,000
 4,250     Greater Texas, Student Loan Corp., Ser. B,
           GO, 3.80%, 06/01/99                            4,250
 3,000     Guadalupe Blanco River Authority Texas,
           ID, IDR, The BOC Group Inc. Project,
           FRDN, 2.95%, 03/04/99                          3,000
 3,900     Harris County, Texas, ID, Shell Oil Co.
           Project, FRDN, 3.20%, 03/01/99                 3,900
 3,700     Katy, Texas, Independent School District,
           Ser. A, FRDN, 3.00%, 03/04/99                  3,700
 6,600     Lower Colorado River Authority, Texas,
           Junior Lien, 3rd Supplemental Ser.,
           FRDN, 2.95%, 03/04/99                          6,600

                         See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

 Principal
 Amount    Issuer                                      Value
---------- ------------------------------------------- ----------
State & Municipal Obligations -- continued
-----------------------------------------------------------------
$ 2,450    Lubbock, Texas, Health Facilities
           Development Corp., St. Joseph Health
           Systems, Rev, 5.00%, 07/01/99               $ 2,465
  3,600    Midland, Texas, Independent School
           District, FRDN, 3.00%, 03/04/99               3,600
  7,800    Plano, Texas, Independent School District,
           GO, 3.65%, 03/04/99                           7,800
  9,250    Port Corpus Christi Authority, Texas,
           Nueces County, Solid Waste Disposal,
           Koch Refining Co., FRDN, 3.35%,
           03/04/99                                      9,250
  4,900    Richardson, Texas, Independent School
           District, Ser. A, FRDN, 3.00%,
           03/04/99                                      4,900
  7,660    San Angelo, Texas, Independent School
           District, FRDN, 2.85%, 03/04/99               7,660
  9,000    Texas State, TRAN, 4.50%, 08/31/99            9,071
  3,000    Texas State, Turnpike Authority, Dallas
           Northway, FRDN, 2.97%, 03/04/99               3,000
  4,015    Texas State, University Systems, Financing
           Systems, Ser. B, Rev, 4.50%, 03/15/99         4,016
  4,500    Texas State, Veterans Housing Assistance,
           Ser. A-1, FRDN, 2.95%, 03/04/99               4,500
  9,620    Texas, Water Development Board, FLOATS,
           Ser. PA-286, FRDN, 2.97%, 03/04/99            9,620
 18,000    University of Texas, Permanent University
           Funding, Ser. A, CP, 2.95%, 03/02/99         18,000
                                                       -------
                                                       245,285
                                                       -------
         Utah -- 1.2%
 15,000    Central Utah, Water Conservancy District,
           Ser. E, FRDN, 2.95%, 03/04/99                15,000
                                                       -------
         Virginia -- 0.2%
  3,100    Roanoke Valley, Virginia, IDA, Roanoke
           Memorial Hospital, Ser. B, FRDN,
           3.25%, 03/01/99                               3,100
                                                       -------


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

 Principal
 Amount    Issuer                                     Value
---------- ------------------------------------------ ----------
State & Municipal Obligations -- continued
----------------------------------------------------------------
         Washington -- 4.3%
$ 11,395   Clark County, Washington School District,
           No. 037, Vancouver Municipal Trust
           Certificates, Ser. A, GO, 3.30%,
           10/27/99                                   $11,395
  12,150   Eagle Tax Exempt Trust, Weekly Option
           Mode, Certificate, Ser. 98-5202, Class A,
           FRDN, 3.63%, 03/04/99#                      12,150
  15,265   Eagle Tax-Exempt Trust, Weekly Option
           Mode, Certificate, Ser. 96-C4704,
           FRDN, 3.12%, 07/22/99#                      15,266
  11,995   King County, Washington, Floater
           Certificates, Ser. 47, FRDN, 3.30%,
           03/04/99#                                   11,995

   1,600   Redmond Washington Public Corp.
           Industrial, Intergrated Circuits Project
           FRDN, 2.90%, 03/04/99                        1,601
   2,750   Spokane, Washington, RAN, 3.50%,
           01/31/00                                     2,763
                                                      -------
                                                       55,170
                                                      -------
         Wisconsin -- 1.1%
   6,500   Byron Wisconsin IDR, Ocean Spray Inc.,
           FRDN, 2.95%, 03/01/99                        6,500
   2,000   Menomonee Falls Wisconsin IDA, Butler
           Paper Co. Project, FRDN, 2.95%,
           03/04/99                                     2,000
     600   Wisconsin State, Health & Educational
           Facilities, Alverno College Project,
           FRDN, 3.40%, 03/01/99                          600
   4,500   Wisconsin State, Health & Educational
           Facilities, Wheaton Franciscan Services,
           FRDN, 2.95%, 03/04/99                        4,500
                                                      -------
                                                       13,600
                                                      -------
         Wyoming -- 0.4%
   1,800   Green River Wyoming PCR, Texas Gulf
           Project, FRDN, 3.00%, 03/04/99               1,800

                         See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


  Principal
  Amount     Issuer                             Value
------------ ---------------------------------- ----------
State & Municipal Obligations -- continued
----------------------------------------------------------
$   3,400    Sweetwater County, Wyoming, PCR,
             Pacificorp Project, Ser. A, FRDN,
             2.90%, 03/04/99                    $    3,400
                                                ----------
                                                     5,200
                                                ----------
             Total State & Municipal
             Obligations
             (Cost $1,253,812)                  $1,253,812
----------------------------------------------------------
Money Market Fund -- 0.5%
----------------------------------------------------------
    Shares
----------------------------------------------------------
    6,037    AIM Tax Free Investment Trust           6,037
                                                ----------
             (Cost $6,037)
----------------------------------------------------------
             Total Investments--98.3%           $1,259,849
                                                ----------
             (Cost $1,259,849)**
----------------------------------------------------------

Index

- -- The maturity date shown is the date of the prerefunded call.
@ -- All or a portion of this security is segregated.
** -- The cost of securities is substantially the same for federal income tax purposes.
# -- Security may only be sold to qualified institutional buyers.
COP -- Certificate of Participation
CP -- Commercial Paper.
Dorm -- Dormitory
Floating Rate Demand Note -- The maturity date shown is the next interest reset date; the rate shown is the rate in effect at February 28, 1999.
FLOATS -- Floating Auction Tax-exempts.
GO, -- General Obligation Bond.
HFA -- Housing Finance Agency.
ID -- Industrial Development.
IDA -- Industrial Development Agency.
IDB -- Industrial Development Bond.
IDR -- Industrial Development Revenue.
MTC -- Medium Term Certificate.
PC -- Pollution Control.
PCR -- Pollution Control Revenue.
RAN -- Revenue Anticipation Note.
Rev, -- Revenue Bond
TRAN, -- Tax & Revenue Anticipation Note.



                       See notes to financial statements.

                Chase Vista New York Tax Free Money Market Fund
                            as of February 28, 1999
                                  (unaudited)

Fund Facts



                  Objective   High current tax free income consistent
                              with capital preservation*

        Primary investments   New York short-term municipal obligations

       Suggested investment
                 time frame   Short-term

      Share classes offered   Vista Shares

                 Net assets   $1.6 Billion

           Average maturity   45 days

                 S&P Rating   Not rated

             Moody's Rating   Not rated

                NAIC Rating   Not rated

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.



Maturity Schedule



 1-7 days .............          71.96%
 8-30 days ............           1.34%
 31-90 days ...........           2.36%
 91-180 days ..........          18.62%
 181-270 days .........           2.02%
 271+ days ............           3.70%

                Chase Vista New York Tax Free Money Market Fund
                            as of February 28, 1999
                                  (unaudited)

How Much of the Fund Was Invested

[PIE CHART OMITTED]

Investments         97.9%
Cash/Other           2.1%


Yields

                            7-Day                   Taxable
                      SEC Yield(1)       Equivalent Yield(2)

 Vista Shares               2.38%                     4.44%


Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not FDIC insured nor guaranteed by the U.S. government or any other agency and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.

(1) The yield for Vista Shares reflects the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yield would have been 2.26%. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

(2) Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal, state and local tax rate used for this illustration is 46.43%

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited)
(amounts in thousands)


  Principal
  Amount     Issuer                                      Value
------------ ------------------------------------------- -----------
State & Municipal Obligations -- 100.0%
--------------------------------------------------------------------
           Bond Anticipation Notes -- 5.4%
           -------------------------------
$   2,955    Batavia, New York, 3.50%, 10/15/99          $  2,962
    3,276    Batavia, New York, 3.50%, 12/08/99             3,285
    2,350    Buffalo, New York, Ser. A, 3.50%,
             02/24/00                                       2,362
    1,200    Buffalo, New York, Ser. A, 3.75%,
             07/27/99                                       1,204
    2,325    Elmira City, New York, 4.00%, 05/18/99         2,327
    6,200    Geneva New York, Series A, 4.00%,
             06/03/99                                       6,204
    4,950    Jamestown, New York, City School District,
             3.50%, 11/05/99                                4,960
    4,300    Livingston County, New York, 4.00%,
             03/05/99                                       4,300
    4,000    Monroe County, New York, 4.00%,
             07/23/99                                       4,006
    5,000    Oswego County, New York, 4.00%,
             05/06/99                                       5,002
    9,390    Putnam Valley, New York, Central School
             District, 3.25%, 03/03/00                      9,414
    5,876    Sharon Springs, New York, Central School
             District, 3.75%, 06/30/99                      5,881
    3,624    Smithtown, New York, 4.00%, 06/15/99           3,629
    2,310    South Glens Falls, New York, Central
             School District, 4.00%, 07/15/99               2,313
    6,847    Sullivan County, New York, 3.60%,
             03/19/99                                       6,847
    6,300    Sullivan County, New York, 4.00%,
             03/19/99                                       6,301
    4,200    Ulster County, New York, 3.50%,
             10/14/99                                       4,205
    4,325    Ulster County, New York, 4.25%,
             05/14/99                                       4,328
    8,000    Union Endicott, New York, Central School
             District, 4.00%, 06/22/99                      8,006
                                                         --------
             Total Bond Anticipation Notes                 87,536
                                                         --------
             (Cost $87,536)

                         See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


  Principal
  Amount     Issuer                                     Value
------------ ------------------------------------------ -----------
State & Municipal Obligations -- continued
-------------------------------------------------------------------
           Commercial Paper--0.3%
           ----------------------
$   5,300    New York State, Dorm Authority,
             Ser. 1996, 2.95%, 03/01/99                 $  5,300
                                                        --------
             (Cost $5,300)
           General Obligation--1.2%
           ------------------------
    1,925    Albany, New York, City School District,
             Ser. A, 3.75%, 07/01/99                       1,927
    2,650    Allegany-Limestone, New York, Central
             School District, 3.90%, 06/15/99              2,656
      565    Brookhaven-Comsewogue, New York,
             Union Free School District, 3.13%,
             06/15/99                                        565
      243    Brookhaven, New York, South Country
             Central School District, 4.30%,
             02/01/00                                        245
    2,013    Cohoes, New York, City School District,
             School Improvements, 3.90%,
             06/15/99@                                     2,018
      525    Jefferson County, New York, 4.00%,
             09/15/99                                        527
      350    Lansingburgh, New York, Central School
             District, 4.30%, 06/15/99                       351
    1,340    New Paltz, New York, Central School
             District, 4.48%, 06/15/99                     1,344
      960    Oneida County, New York, 4.00%,
             03/15/99@                                       960
      450    Perry, New York, Central School District,
             4.30%, 06/15/99                                 451
    1,200    Perry, New York, Central School District,
             4.40%, 06/15/99                               1,204
      364    Plattsburgh, New York, City School
             District, 4.10%, 02/15/00                       367
      480    Riverhead, New York, Central School
             District, 4.25%, 12/01/99                       484
    1,810    Sherburne Earleville, New York, Central
             School District, 3.80%, 06/15/99              1,814


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                      Value
------------ ------------------------------------------- -----------
State & Municipal Obligations -- continued
--------------------------------------------------------------------
$   1,660    Suffolk County, New York, Ser. B, 4.75%,
             11/01/99                                    $  1,678
      340    Syracuse, New York, Public Improvements,
             Ser. E, 6.75%, 12/15/99                          350
      950    Taconic Hills, New York, Central School
             District at Craryville, 4.20%, 06/15/99          953
      445    Uniondale, New York, Union Free School
             District, 3.88%, 06/01/99                        446
    1,425    Wayne County, New York, Central School
             District, 3.60%, 06/15/99                      1,427
                                                         --------
             Total General Obligation                      19,767
                                                         --------
             (Cost $19,767)

           Revenue Anticipation Notes -- 4.8%
           ----------------------------------
    9,000    Board of Cooperative Educational Services,
             New York Sole Supervisory District,
             3.50%, 06/30/99                                9,007
   11,600    Board of Cooperative Educational Services,
             New York Sole Supervisory District,
             Ser. B, 4.00%, 06/29/99                       11,611
    2,600    Chittenango, New York, Central School
             District, 4.00%, 06/25/99                      2,603
    2,500    Erie County, New York, 4.00%, 10/13/99         2,515
    1,740    Homer, New York, Central School District,
             4.00%, 06/29/99@                               1,742
    2,200    Mexico, New York, Central School District,
             4.00%, 06/23/99@                               2,201
    7,500    Nassau County, New York, Ser. B, 4.00%,
             03/10/99                                       7,502
   12,000    Nassau County, New York, Ser. C, 4.00%,
             04/13/99                                      12,006
    4,585    Ogdensburg, New York, Enlarged City
             School District, 3.83%, 06/29/99               4,590
    1,800    Port Byron, New York, Central School
             District, 3.86%, 06/30/99                      1,802
    8,000    Syracuse, New York, Ser. D, 3.65%,
             06/30/99                                       8,004

                         See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                       Value
------------ -------------------------------------------- -----------
State & Municipal Obligations -- continued
---------------------------------------------------------------------
$   4,900    Syracuse, New York, Ser. D, 4.00%,
             06/30/99                                     $  4,909
    4,600    Tompkins-Senca-Tioga, New York, Board of
             Cooperative Educational Services, 3.60%,
             06/30/99                                        4,605
    4,348    Waverly, New York, Central School District,
             4.00%, 06/25/99                                 4,352
                                                          --------
             Total Revenue Anticipation Notes               77,449
                                                          --------
             (Cost $77,449)
           Revenue Bonds--5.9%
           -------------------
      875    Albany County, New York, Airport
             Authority, Ser. C, 3.50%, 12/15/99                877
      385    Bemus Point, New York, Central School
             District, 3.50%, 06/15/99                         385
      473    Clarence, New York, 3.90%, 12/01/99               476
      664    Dunkirk, New York, School District,
             4.30%, 03/01/99                                   664
    2,000    Dutchess County, New York Resource
             Recovery Agency, Solid Waste
             Management, Ser. A, 7.50%, 01/01/00-            2,113
    1,000    Metropolitan Transportation Authority,
             New York, Transportation Facilities,
             Ser. K, 5.50%, 07/01/99                         1,008
    2,500    Municipal Assistance Corp. for New York
             City, Ser. 67, 7.50%, 07/01/99-                 2,586
    3,650    Municipal Assistance Corp. for New York
             City, Ser. 67, 7.60%, 07/01/99-                 3,777
    4,110    Municipal Assistance Corp. for New York
             City, Ser. 67, 7.63%, 07/01/99-                 4,249
    1,750    Municipal Assistance Corp. for New York
             City, Ser. 68, 7.00%, 07/01/99                  1,769
    4,875    Municipal Assistance Corp. for New York
             City, Ser. 68, 7.30%, 07/01/99-                 5,035
   19,000    Municipal Assistance Corp. for New York
             City, Ser. J, 5.50%, 07/01/99                  19,117


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                       Value
------------ -------------------------------------------- -----------
State & Municipal Obligations -- continued
---------------------------------------------------------------------
$   1,700    New York City, Educational Construction
             Fund, Ser. A, 7.00%, 10/01/99-               $  1,763
    2,000    New York City, Educational Construction
             Fund, Ser. A, 7.13%, 10/01/99-                  2,076
    1,500    New York City, Housing Development
             Corp., MultiFamily, Ser. A, 4.40%,
             11/01/99                                        1,514
    2,900    New York City, Municipal Water Finance
             Authority, Water & Sewer, Series A,
             6.00%, 06/15/99-                                2,925
    1,710    New York City, Municipal Water Finance
             Authority, Water & Sewer, Series A,
             6.75%, 06/15/99-                                1,750
    2,000    New York City, Municipal Water Finance
             Authority, Water & Sewer, Series A,
             7.38%, 06/15/99-                                2,051
    7,500    New York City, Transportation Authority,
             Transportation Facilities, Livingston Plaza
             Project, 7.50%, 01/01/00-                       7,955
    1,515    New York State, Dorm Authority, City
             University Systems, Ser. B, 6.90%,
             07/01/99                                        1,535
    1,000    New York State, Dorm Authority, New York
             University, Ser. A, 4.20%, 07/01/99             1,004
    1,000    New York State, Dorm Authority, State
             University Educational, Ser. A, 6.75%,
             05/15/99-                                       1,008
    1,250    New York State, Dorm Authority, State
             University Educational, Ser. A, 7.00%,
             05/15/99-                                       1,285
    2,000    New York State, Dorm Authority, State
             University Educational, Ser. A, 7.13%,
             05/15/99-                                       2,053
    1,030    New York State, Medical Care Facilities
             Financing Agency, North General
             Hospital, 7.35%, 08/15/99-                      1,068

                         See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

 Principal
 Amount    Issuer                                      Value
---------- ------------------------------------------- -----------
State & Municipal Obligations -- continued
------------------------------------------------------------------
$  525     New York State, Mortgage Agency,
           Homeowner Mortgage, Ser. 50, 4.70%,
           10/01/99                                    $    528
 3,990     New York State, Thruway Authority, Service
           Contract, Local Highway & Bridge
           Transportation Fund, Series A, 4.75%,
           04/01/99                                       3,994
 2,000     New York State, Urban Development Corp.,
           Alfred Technology Research Inc. Project,
           7.88%, 01/01/00-                               2,115
 1,500     New York State, Urban Development Corp.,
           Correctional Facilities, Ser. 1, 7.50%,
           01/01/00-                                      1,583
 2,475     New York State, Urban Development Corp.,
           Correctional Facilities, Ser. 1, 7.75%,
           01/01/00-                                      2,617
 1,000     New York State, Urban Development Corp.,
           Correctional Facilities, Ser. G, 7.25%,
           01/01/00-                                      1,053
 5,000     Triborough Bridge & Tunnel Authority,
           New York, General Purpose, Ser. A,
           5.00%, 01/01/00                                5,076
 7,190     Triborough Bridge & Tunnel Authority,
           New York, Special Obligation, Mortgage
           Recording Tax, Ser. A, 7.13%,
           01/01/00-                                      7,499
                                                       --------
           Total Revenue Bonds                           94,508
                                                       --------
           (Cost $94,508)

         Tax Anticipation Notes -- 11.1%
         -------------------------------
10,000     Brentwood, New York, Union Free School
           District, 4.00%, 06/30/99                     10,013
 6,000     Clarence, New York, Central School
           District, 4.00%, 06/30/99                      6,007
 3,300     East Rockaway, New York, Union Free
           School District, 3.90%, 06/24/99               3,304
 4,000     Elmont, New York, Union Free School
           District, 3.90%, 06/29/99                      4,010


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                     Value
------------ ------------------------------------------ -----------
State & Municipal Obligations -- continued
-------------------------------------------------------------------
$   1,000    Half Hollow Hills, New York, Central
             School District, Huntington & Babylon,
             3.90%, 06/25/99@                           $  1,001
    6,000    Haverstraw Stony Point, New York, Central
             School District, 4.00%, 04/30/99              6,004
    1,000    Herricks, New York, Union Free School
             District, 4.00%, 06/29/99                     1,001
    8,000    Huntington, New York, Union Free School
             District, 4.00%, 06/29/99                     8,012
   16,000    Lindenhurst, New York, Union Free School
             District, 4.00%, 06/24/99                    16,016
    4,000    Mount Sinai, New York, Union Free School
             District, 4.00%, 06/30/99                     4,005
    5,000    Nassau County, New York, Ser. B, 3.50%,
             08/18/99                                      5,010
   13,000    Nassau County, New York, Ser. C, 3.50%,
             12/22/99                                     13,041
    7,000    North Babylon, New York, Union Free
             School District, 4.00%, 06/29/99              7,007
    6,000    Northport-East Northport, New York,
             Union Free School District, 4.00%,
             06/30/99                                      6,008
    9,000    Oceanside, New York, Union Free School
             District, 3.75%, 06/25/99                     9,004
    2,900    Oceanside, New York, Union Free School
             District, 3.90%, 06/25/99                     2,903
    1,000    Oceanside, New York, Union Free School
             District, 4.00%, 06/25/99                     1,001
    2,000    Patchogue-Medford, New York, Union Free
             School District, 3.78%, 06/29/99              2,001
   10,000    Riverhead, New York, Central School
             District, 3.75%, 06/25/99                    10,002
    3,600    Rockville Center, New York, Union Free
             School District, 4.00%, 06/29/99              3,609
    8,000    Smithtown, New York, Central School
             District, 3.90%, 06/25/99                     8,007
    3,400    Southold, New York, Union Free School
             District, 4.00%, 06/29/99                     3,405

                         See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                     Value
------------ ------------------------------------------ ----------
State & Municipal Obligations -- continued
------------------------------------------------------------------
$  10,000    Suffolk County, New York, Ser. II, 3.75%,
             09/09/99                                   $10,020
   12,660    Valley Stream, New York, Central High
             School District, 4.00%, 06/30/99            12,668
    2,000    Wantagh, New York, Union Free School
             District, 3.38%, 06/30/99                    2,002
    1,500    Wantagh, New York, Union Free School
             District, 3.45%, 06/30/99                    1,502
    3,000    West Islip, New York, Union Free School
             District, 4.00%, 06/30/99                    3,003
    5,000    William Floyd Union Free School District,
             Mastics-Moriches-Shirley, 3.50%,
             06/30/99                                     5,004
   15,000    William Floyd Union Free School District,
             Mastics-Moriches-Shirley, 3.75%,
             06/30/99                                    15,025
                                                        -------
             Total Tax Anticipation Notes               179,595
                                                        -------
             (Cost $179,595)

           Floating Rate Demand Notes -- 70.8%
           -----------------------------------
      710    Albany, New York, IDA, Newkirk
             Productions Inc. Project, Ser. A, 2.95%,
             03/04/99                                       710
    1,750    Babylon, New York, IDA, Edwin Verger/
             Lambro Industries, 2.90%, 03/04/99           1,750
    1,050    Broome County, New York, IDA,
             Binghamton Realty Project, 2.80%,
             03/04/99                                     1,050
      685    California, Community Development
             Corp., IDR, Instrument Specialties Co.,
             2.65%, 03/04/99                                685
      200    California, Community Development
             Corp., IDR, Tri-Valley Growers, Series F,
             2.60%, 03/04/99                                200
      600    California, Economic Development
             Financing Authority, IDR, Provena Foods
             Inc. Project, 2.75%, 03/01/99                  600


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                        Value
------------ --------------------------------------------- -----------
State & Municipal Obligations -- continued
----------------------------------------------------------------------
$   1,845    California, Economic Development
             Financing Authority, IDR, Standard
             Abrasives Manufacturing Project, 2.75%,
             03/04/99                                      $  1,845
      300    California, Health Facilities Financing
             Authority, Floating-Pooled Loan Program,
             Ser. B, 2.10%, 03/04/99                            300
    1,120    California, Housing Financing Agency,
             Ser. 112-A, 2.77%, 03/04/99                      1,120
    1,200    California, Municipal Securities Trust
             Receipts, SGA 55, 2.85%, 03/04/99#               1,200
    7,500    Dutchess County, New York, IDA, Civic
             Facilities, Marist College Civic Facilities,
             Ser. A, 2.70%, 03/04/99                          7,500
    2,610    Dutchess County, New York, IDA, Laerdal
             Medical Corp., Project, 3.05%, 03/04/99          2,610
    1,820    Dutchess County, New York, IDA, MR
             Association Facility, 2.70%, 03/04/99            1,820
   10,000    Eagle Tax Exempt Trust, Weekly Option
             Mode, Certificate, Class A, 2.89%,
             03/04/99#                                       10,000
    8,805    Eagle Tax Exempt Trust, Weekly Option
             Mode, Certificate, Ser. 94-3205 2.89%,
             03/04/99#                                        8,805
    7,000    Eagle Tax Exempt Trust, Weekly Option
             Mode, Certificate, Ser. 95-3202, Class A,
             2.89%, 03/04/99#                                 7,000
   29,900    Eagle Tax Exempt Trust, Weekly Option
             Mode, Certificate, Ser. 95-3203, Class A,
             2.89%, 03/04/99#                                29,900
   14,850    Eagle Tax Exempt Trust, Weekly Option
             Mode, Certificate, Ser. 96C3208, Class
             A, 2.89%, 03/04/99#                             14,850
    9,910    Eagle Tax Exempt Trust, Weekly Option
             Mode, Certificate, Ser. 985202, Class A,
             2.89%, 03/04/99#                                 9,910

                         See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                     Value
------------ ------------------------------------------ -----------
State & Municipal Obligations -- continued
--------------------------------------------------------------------
$   2,700    Erie County, New York, Water Authority,
             Ser. A, 2.65%, 03/04/99                    $  2,700
      400    Erie County, New York, Water Authority,
             Ser. B, 2.65%, 03/04/99                         400
      860    Glens Falls, New York, IDA, Broad Street
             Center Project, 2.70%, 03/04/99                 860
    4,310    Great Neck North, New York, Water
             Authority, Water System, Series A,
             2.80%, 03/04/99                               4,310
      300    Guilderland, New York, IDA, Northeastern
             Industrial Park, Ser. A, 2.80%, 03/04/99        300
    2,000    Islip, New York, IDA, Brentwood
             Distributor Co. Facility, 2.90%,
             03/04/99                                      2,000
      400    Kern County, California, Kern Public
             Facilities Project, Series D, 2.60%,
             03/04/99                                        400
    1,000    Lewis County, New York, IDA, Climax
             Manufacturing Co. Project, 2.40%,
             03/04/99                                      1,000
    2,000    Long Island Power Authority, New York,
             Electric Systems, FLOATS, Ser. PA-287,
             3.01%, 03/04/99                               2,000
    6,900    Long Island Power Authority, New York,
             Electric Systems, FLOATS, Ser. PA-368,
             3.04%, 03/04/99                               6,900
    5,300    Long Island Power Authority, New York,
             Electric Systems, Series 43A, 2.89%,
             03/04/99                                      5,300
    1,100    Long Island Power Authority, New York,
             Electric Systems, Series 43B, 2.89%,
             03/04/99                                      1,100
    5,300    Long Island Power Authority, New York,
             Electric Systems, Series 43C, 2.89%,
             03/04/99                                      5,300


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                     Value
------------ ------------------------------------------ -----------
State & Municipal Obligations -- continued
--------------------------------------------------------------------
$   5,300    Long Island Power Authority, New York,
             Electric Systems, Series 43D, 2.89%,
             03/04/99                                   $  5,300
    2,500    Long Island Power Authority, New York,
             Electric Systems, Series 6, 3.20%,
             03/01/99                                      2,500
      800    Long Island Power Authority, New York,
             Electric Systems, Sub. Ser. 2, 2.90%,
             03/04/99                                        800
    1,000    Long Island Power Authority, New York,
             Electric Systems, Sub. Ser. 6, 2.90%,
             03/04/99                                      1,000
      600    Los Angeles County, California Community
             Redevelopment Agency, 2.55%,
             03/04/99                                        600
      700    Los Angeles County, California, Pension
             Obligation, Ser. B, 2.50%, 03/04/99             700
    6,195    Metropolitan Transit Authority, New York,
             Commuter Facilities, PT 1052A, 2.97%,
             03/04/99                                      6,195
    3,000    Metropolitan Transit Authority, New York,
             Commuter Facilities, Municipal Secuities
             Trust Receipt, Ser. SAK 4, 3.15%,
             03/04/99                                      3,000
    9,900    Metropolitan Transit Authority, New York,
             Transportation Facilities, FLOATS, Ser.
             PT-1052B, 3.00%, 03/04/99                     9,900
    3,425    Monroe County, New York, IDA,
             Columbia Sussex Corp., 5.00%,
             03/04/99                                      3,424
    3,800    Monroe County, New York, IDA, Public
             Improvement, Canal Ponds Park, Ser. D,
             2.70%, 03/04/99                               3,800
      400    Montgomery, New York, IDA, Service
             Merchandise Co., 2.75%, 03/04/99                400
    5,000    Municipal Assistance Corp. for New York
             City, New York, Ser. F, 2.70%, 03/04/99       5,000

                         See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


  Principal
  Amount     Issuer                                    Value
------------ ----------------------------------------- -----------
State & Municipal Obligations -- continued
------------------------------------------------------------------
$   3,200    Municipal Assistance Corp. for New York
             City, New York, Sub-Ser. K-1, 2.45%,
             03/04/99                                  $  3,200
    9,800    Municipal Assistance Corp. for New York
             City, New York, Sub-Ser. K-3, 2.65%,
             03/04/99                                     9,800
   18,450    Municipal Assistance Corp., for New York
             City, Sub. Ser. K-2, 2.65%, 03/04/99        18,450
   12,000    Municipal Assistance Corp., for New York
             City, Tender Option Certificates, 3.05%,
             03/04/99                                    12,000
   21,835    Municipal Securities Trust Certificates,
             1998-66, Class A, Metro Transportation
             Authority of New York, 3.50%,
             03/04/99@,#                                 21,835
    6,900    Nassau County, New York, 2.97%,
             03/04/99                                     6,900
      100    Nassau County, New York, IDA, Civic
             Facilities, Cold Spring Habor Lab
             Project, 3.15%, 03/01/99                       100
    3,100    Nassau County, New York, IDA, Civic
             Facilities, St. Mary's Children Project,
             3.50%, 03/04/99                              3,100
   33,300    New York City, 3.01%, 03/04/99              33,300
    2,672    New York City, Carnegie Hall, 2.70%,
             03/04/99                                     2,672
    3,900    New York City, FLOATS, Ser. PA-277,
             3.04%, 03/04/99                              3,900
    5,000    New York City, FLOATS, Ser. PA-442,
             2.94%, 03/04/99                              5,000
    2,600    New York City, Health & Hospital Corp.,
             Health Systems, Ser. A, 2.80%, 03/04/99      2,600
    5,900    New York City, Housing Development
             Corp., MultiFamily, Columbus
             Apartments, Ser. A, 2.70%, 03/04/99          5,900


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


  Principal
  Amount     Issuer                                   Value
------------ ---------------------------------------- -----------
State & Municipal Obligations -- continued
-----------------------------------------------------------------
$   2,100    New York City, Housing Development
             Corp., MultiFamily, Columbus, Ser. A,
             2.60%, 03/04/99                          $  2,100
    9,100    New York City, Housing Development
             Corp., MultiFamily, James Tower, 2.70%,
             03/04/99                                    9,100
    3,400    New York City, Housing Development
             Corp., MultiFamily, Rent Housing, 100
             Jane Street Development LP, Ser. A,
             2.70%, 03/04/99                             3,400
    6,300    New York City, Housing Development
             Corp., MultiFamily, Rent Housing,
             Carnegie Park, Ser. A, 2.70%,
             03/04/99                                    6,300
    3,700    New York City, Housing Development
             Corp., MultiFamily, Rent Housing,
             Columbus Green, Ser. A, 2.70%,
             03/04/99                                    3,700
   11,000    New York City, Housing Development
             Corp., MultiFamily, Rent Housing, One
             Columbus Place Development, Ser. A,
             2.45%, 03/04/99                            11,000
    6,000    New York City, Housing Development
             Corp., MultiFamily, Rent Housing,
             Parkgate Development, Ser. A, 2.65%,
             03/04/99                                    6,000
    5,000    New York City, Housing Development
             Corp., MultiFamily, Rent Housing,
             Ser. A, 2.90%, 03/04/99                     5,000
    2,900    New York City, Housing Development
             Corp., MultiFamily, Ser. A, 2.75%,
             03/04/99                                    2,900
    5,950    New York City, Housing Development
             Corp., Special Obligation, Upper 5th
             Ave. Project, Ser. A, 2.65%, 03/04/99       5,950
    2,700    New York City, IDA, Civil Facility,
             Calhoun School Inc. Project, 2.45%,
             03/04/99                                    2,700

                         See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                     Value
------------ ------------------------------------------ -----------
State & Municipal Obligations -- continued
-------------------------------------------------------------------
$   4,000    New York City, IDA, Civil Facility,
             Childrens Oncology Society, 2.60%,
             03/04/99                                   $  4,000
    3,600    New York City, IDA, Civil Facility,
             National Audubon Society, 3.10%,
             03/01/99                                      3,600
      300    New York City, IDA, Ser. D, 3.00%,
             03/04/99                                        300
      400    New York City, IDA, Ser. F, Marion Glass
             and Window Shade Corp., 3.00%,
             03/04/99                                        400
    2,040    New York City, IDA, Ser. G, Monarch
             Construction Corp., 3.00%, 03/04/99           2,040
      600    New York City, IDA, Ser. I, 3.00%,
             03/04/99                                        600
    1,600    New York City, IDA, Ser. K, 3.00%,
             03/04/99                                      1,600
    8,900    New York City, IDA, Special Facilities,
             Korean Air Lines, Co., Ser. C, 2.65%,
             03/04/99                                      8,900
    3,800    New York City, IDA, Videotape Inc.,
             Project, 2.95%, 03/04/99                      3,800
   10,700    New York City, Municipal Securities Trust
             Receipts, Ser. 35, 3.10%, 03/04/99           10,700
    9,000    New York City, Municipal Securities Trust
             Receipts, Ser. SAK 1, 3.15%, 03/04/99         9,000
      800    New York City, Municipal Securities Trust
             Receipts, Ser. SGB 33, 3.07%, 03/04/99          800
   10,365    New York City, Municipal Securities Trust
             Receipts, Ser. SGB 36, 3.10%,
             03/04/99                                     10,365
    6,000    New York City, Municipal Securities,Trust
             Receipts, Ser. SGA 63, 3.25%,
             03/01/99                                      6,000
    5,000    New York City, Municipal Securities,Trust
             Receipts, Ser. SGA 74, 3.25%,
             03/01/99                                      5,000


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                     Value
------------ ------------------------------------------ -----------
State & Municipal Obligations -- continued
-------------------------------------------------------------------
$   3,700    New York City, Municipal Water Financing
             Authority, 3.07%, 03/04/99                 $  3,700
    7,300    New York City, Municipal Water Financing
             Authority, Ser. C, 3.15%, 03/03/99            7,300
    3,000    New York City, Municipal Water Financing
             Authority, Water & Sewer Systems,
             FLOATS, Ser. PA-444, 2.90%,
             03/04/99                                      3,000
   12,890    New York City, Municipal Water Financing
             Authority, Water & Sewer Systems,
             Municipal Securities Trust Receipts,
             3.07%, 03/04/99                              12,890
    3,300    New York City, Municipal Water Financing
             Authority, Water & Sewer Systems,
             Municipal Securities Trust Receipts,
             Ser. 12, 3.10%, 03/04/99                      3,300
   28,200    New York City, Municipal Water Financing
             Authority, Water & Sewer Systems,
             Municipal Securities Trust Receipts,
             Ser. 26, 3.07%, 03/04/99                     28,200
    7,255    New York City, Municipal Water Financing
             Authority, Water & Sewer Systems,
             Municipal Securities Trust Receipts,
             Ser. SGA 13, 3.10%, 03/04/99                  7,255
    4,000    New York City, Municipal Water Financing
             Authority, Water & Sewer Systems,
             Ser. A, 3.60%, 03/01/99                       4,000
    9,350    New York City, Municipal Water Financing
             Authority, Water & Sewer Systems,
             Ser. C, 3.15%, 03/01/99                       9,350
   11,475    New York City, Ser. A-9, 2.80%, 03/04/99     11,475
    5,000    New York City, Ser. A, 3.15%, 03/04/99        5,000
   12,900    New York City, Ser. B through Sub-Ser.
             B-10, 2.70%, 03/04/99@                       12,900
    6,100    New York City, Ser. B through Sub-Ser.
             B-8, 2.90%, 03/04/99                          6,100

                         See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                    Value
------------ ----------------------------------------- -----------
State & Municipal Obligations -- continued
------------------------------------------------------------------
$   2,100    New York City, Ser. B, Sub-Ser. B-4,
             3.15%, 03/01/99                           $  2,100
    1,600    New York City, Ser. D, 2.65%, 03/04/99       1,600
    6,000    New York City, Ser. D, 2.75%, 03/04/99       6,000
    1,000    New York City, Ser. F-3, 2.80%,
             03/04/99                                     1,000
    1,000    New York City, Ser. F-5, 2.90%,
             03/04/99                                     1,000
    8,500    New York City, Ser. F-6, 2.80%,
             03/04/99                                     8,500
    8,015    New York City, Sub-Ser. A-6, 2.80%,
             03/04/99                                     8,015
    7,400    New York City, Sub-Ser. A-7, 3.20%,
             03/01/99                                     7,400
    1,300    New York City, Sub-Ser. A-8, 3.15%,
             03/03/99                                     1,300
    1,600    New York City, Sub-Ser. B-2, 3.65%,
             03/01/99                                     1,600
    4,900    New York City, Sub-Ser. B8 2.35%,
             03/01/99                                     4,900
    6,800    New York City, Sub-Ser. E2, 3.20%,
             03/04/99                                     6,800
    1,500    New York City, Sub-Ser. E-4, 3.20%,
             03/01/99                                     1,500
    2,600    New York City, Sub-Ser. E-5, 3.20%,
             03/04/99                                     2,600
      200    New York City, Sub-Ser. F-5, 3.20%,
             03/01/99                                       200
   46,300    New York City, Transitional Financing
             Authority, Future Tax Secured, Ser. A-2,
             3.13%, 03/04/99                             46,300
    3,800    New York City, Trust Cultural Resources,
             American Museum of Natural History,
             Ser. B, 2.65%, 03/04/99                      3,800
    5,515    New York State, Dorm Authority, 2.97%,
             03/04/99                                     5,515
    9,645    New York State, Dorm Authority, FLOATS,
             Ser. PA-409, 2.97%, 03/04/99                 9,645


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                       Value
------------ -------------------------------------------- -----------
State & Municipal Obligations -- continued
---------------------------------------------------------------------
$   4,870    New York State, Dorm Authority, FLOATS,
             Ser. PA-419, 2.97%, 03/04/99                 $  4,870
    1,000    New York State, Dorm Authority, FLOATS,
             Ser. PT-130, 2.97%, 03/04/99                    1,000
    2,865    New York State, Dorm Authority,
             Municipal Securities Trust Receipts, Series
             SAK 17, 3.15%, 03/04/99                         2,865
    1,300    New York State, Dorm Authority, Ser. 28,
             3.05%, 03/04/99                                 1,300
    4,380    New York State, Dorm Authority, Ser. PA
             390, 2.97%, 03/04/99                            4,380
    9,500    New York State, Dorm Authority, Ser.
             PUTTERS-14A, 3.07%, 03/04/99                    9,500
    4,100    New York State, Energy Research &
             Development Authority, Brooklyn Union
             Gas Project, Ser. A-1, 2.80%, 03/04/99          4,100
    8,100    New York State, Energy Research &
             Development Authority, Brooklyn Union
             Gas Project, Ser. A-2, 2.70%, 03/04/99          8,100
   14,500    New York State, Energy Research &
             Development Authority, Brooklyn Union
             Gas Project, Ser. A-3, 2.60%, 03/04/99         14,500
    4,100    New York State, Energy Research &
             Development Authority, FLOATS,
             Ser. PA-411, 3.55%, 03/04/99                    4,100
    3,100    New York State, Energy Research &
             Development Authority, PCR, New York
             Electric & Gas, Ser. D, 3.25%, 03/01/99         3,100
    5,600    New York State, Energy Research &
             Development Authority, PCR, Central
             Hudson Gas & Electric Co. Ser. B,
             2.35%, 03/04/99                                 5,600
    6,500    New York State, Energy Research &
             Development Authority, PCR, Central
             Hudson Gas & Electric Co. Ser. B,
             2.74%, 03/04/99                                 6,500

                         See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


  Principal
  Amount     Issuer                                 Value
------------ -------------------------------------- -----------
State & Municipal Obligations -- continued
---------------------------------------------------------------
$  17,900    New York State, Energy Research &
             Development Authority, PCR, Central
             Hudson Gas & Electric Co., 2.45%,
             03/04/99                               $ 17,900
    1,700    New York State, Energy Research &
             Development Authority, PCR, New York
             State Electric & Gas, Ser. B, 3.15%,
             03/04/99                                  1,700
    9,015    New York State, Energy Research &
             Development Authority, PCR, New York
             State Electric & Gas, Ser. C, 3.25%,
             03/01/99-                                 9,015
    5,500    New York State, Energy Research &
             Development Authority, PCR, New York
             State Electric & Gas, Ser. D, 3.00%,
             03/04/99                                  5,500
    2,100    New York State, Energy Research &
             Development Authority, PCR, Niagara
             Mohawk Power, Ser. A, 3.55%,
             03/04/99                                  2,100
    8,500    New York State, Energy Research &
             Development Authority, PCR, Niagara
             Mohawk Power, Ser. B, 3.60%,
             03/01/99                                  8,500
   20,300    New York State, Energy Research &
             Development Authority, PCR, Orange &
             Rockland Project, Ser. A, 2.65%,
             03/04/99                                 20,300
    3,000    New York State, Energy Research &
             Development Authority, PCR, Rochester
             Gas & Electric Corp., Ser. B, 2.50%,
             03/04/99                                  3,000
   14,300    New York State, Energy Research &
             Development Authority, PCR, Rochester
             Gas & Electric Corp., Ser. C, 2.65%,
             03/04/99                                 14,300


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                    Value
------------ ----------------------------------------- -----------
State & Municipal Obligations -- continued
------------------------------------------------------------------
$  10,320    New York State, Environmental Facilities
             Corp., PCR, FLOATS, Ser. PA-271,
             2.97%, 03/04/99                           $ 10,320
    1,200    New York State, Environmental Facilities
             Corp., Resource Recovery, OFS Equity
             Huntington Project, 3.20%, 03/04/99          1,200
   15,000    New York State, Environmental Facilities
             Corp., State Clean Water & Drinking,
             FLOATS, Ser, OT-1075, 2.97%,
             03/04/99                                    15,000
    4,000    New York State, Housing Finance Agency,
             101 West End Ave. Housing, Ser. A,
             2.65%, 03/04/99                              4,000
   16,000    New York State, Housing Finance Agency,
             101 West End Ave. Housing, Ser. A,
             3.85%, 03/04/99                             16,000
    8,700    New York State, Housing Finance Agency,
             345 East 94th Street Housing, Ser. A,
             2.75%, 03/04/99                              8,700
    8,500    New York State, Housing Finance Agency,
             345 East 94th Street Housing, Ser. A,
             2.80%, 03/04/99                              8,500
   10,000    New York State, Housing Finance Agency,
             70 Barrery Place Housing, Ser. A, 2.80%,
             03/04/99                                    10,000
    8,800    New York State, Housing Finance Agency,
             750 Sixth Ave. Housing, Ser. A, 2.60%,
             03/04/99                                     8,800
    2,495    New York State, Housing Finance Agency,
             FLOATS, Ser. PA-143, 2.94%,
             03/04/99                                     2,495
    3,300    New York State, Housing Finance Agency,
             MultiFamily Housing, Ser. A, 3.15%,
             03/04/99                                     3,300
    1,060    New York State, Housing Finance Agency,
             MultiFamily Housing, Ser. E, 3.15%,
             03/04/99                                     1,060

                         See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                    Value
------------ ----------------------------------------- -----------
State & Municipal Obligations -- continued
------------------------------------------------------------------
$  12,900    New York State, Housing Finance Agency,
             Normandte Court II, Ser. A, 2.70%,
             03/04/99                                  $ 12,900
    5,100    New York State, Housing Finance Agency,
             Residential, Ser. A, 3.15%, 03/04/99-        5,100
   13,300    New York State, Housing Finance Agency,
             Service Contract Obligation, Ser. A,
             2.55%, 03/04/99                             13,300
   10,000    New York State, Housing Finance Agency,
             Tribeca Landing Housing, Ser. A, 2.95%,
             03/04/99-                                   10,000
   12,700    New York State, Housing Finance Agency,
             Tribeca Park Housing, Ser. A, 2.80%,
             03/04/99                                    12,700
   10,000    New York State, Housing Finance Agency,
             Union Square South Housing, 2.80%,
             03/03/99                                    10,000
    4,885    New York State, Job Development
             Authority, Ser. A-1 through A-42, 3.30%,
             03/01/99                                     4,885
    2,400    New York State, Job Development
             Authority, Special Purpose, Ser. A-1
             through A-13, 3.30%, 03/01/99                2,400
    4,600    New York State, Local Government
             Assistance Corp, TRS, Series 27, Reg D,
             3.05%, 03/04/99                              4,600
   31,975    New York State, Local Government
             Assistance Corp., 2.80%, 03/01/99           31,974
    3,000    New York State, Local Government
             Assistance Corp., Ser. B, 2.70%,
             03/04/99                                     3,000
   11,700    New York State, Local Government
             Assistance Corp., Ser. D, 2.65%,
             03/04/99                                    11,700
    4,800    New York State, Local Government
             Assistance Corp., Ser. F, 2.65%,
             03/04/99                                     4,800


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                      Value
------------ ------------------------------------------- -----------
State & Municipal Obligations -- continued
--------------------------------------------------------------------
$  10,480    New York State, Local Government
             Assistance Corp., Ser. F, 2.70%,
             03/04/99                                    $ 10,480
   13,600    New York State, Local Government
             Assistance Corp., Ser. G, 2.60%,
             03/04/99                                      13,600
    2,355    New York State, Medical Care Facilities,
             Financing Agency, Municipal Trust
             Receipts, Ser. SG1, 2.97%, 03/04/99            2,355
    4,000    New York State, Medical Care Facilities,
             Financing Agency, New York Hospital,
             Ser. A, 2.89%, 03/04/99                        4,000
    5,000    New York State, Power Authority, General
             Purpose, Municipal Trust Receipts,
             Ser. SG-4, 2.97%, 03/04/99                     5,000
    7,900    New York State, Thruway Authority,
             Ser. PA 272, 2.97%, 03/04/99                   7,900
   13,400    New York State, Thruway Authority,
             Ser. SG 119, 3.40%, 03/01/99                  13,400
    1,000    Niagara County, IDA, Solid Waste
             Disposal, American Refunding, Fuel Co.,
             Ser. A, 2.85%, 03/04/99                        1,000
    1,000    Niagara County, IDA, Solid Waste
             Disposal, American Refunding, Fuel Co.,
             Ser. B, 2.90%, 03/04/99                        1,000
    7,500    Niagara Falls, Bridge Commission, Ser. A,
             2.65%, 03/04/99                                7,500
    1,100    Ontario, California, Redevelopment Agency,
             IDR, Safariland Project, 2.65%,
             03/04/99                                       1,100
      200    Orange County, California, Apartment
             Development, Jess L. Frost, Issue B,
             2.60%, 03/04/99                                  200
    2,500    Oxnard, California, Industrial Development
             Financing Authority, IDR, Accurate
             Engineering Project, 2.75%, 03/04/99           2,500

                         See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                      Value
------------ ------------------------------------------- -----------
State & Municipal Obligations -- continued
--------------------------------------------------------------------
$   2,950    Port Authority of New York & New Jersey,
             Equipment Notes, Ser. 3, 3.00%,
             03/04/99                                    $  2,950
    2,000    Puerto Rico Commonwealth, Government
             Development Bank, 2.40%, 03/04/99              2,000
    2,450    Rockland County, New York, IDA, Shock
             Technical Inc. Project, 2.95%, 03/04/99        2,450
      900    Rockland County, New York, IDA, X
             Products Corp. Project, 2.95%, 03/04/99          900
    1,000    San Jose, California, MultiFamily Housing,
             Timberwood, Series A, 2.45%, 03/04/99          1,000
    1,000    Santa Clara County, California, El Camino
             California Hospital District, Hospital
             Facilities Authority, Valley Medical
             Center Project, Series A, 2.20%,
             03/04/99                                       1,000
      200    Simi Valley, California, Public Finance
             Authority, 2.40%, 03/04/99                       200
      700    South San Francisco, California,
             MultiFamily, Magnolia Plaza Apartments,
             Ser. A, 2.70%, 03/04/99                          700
    5,750    Suffolk County, New York, 2.97%,
             03/04/99                                       5,750
    2,400    Suffolk County, New York, Water
             Authority, 2.70%, 03/04/99                     2,400
    1,490    Triborough Bridge & Tunnel Authority,
             New York, Series PA 200, 2.97%,
             03/04/99                                       1,490
      365    Walnut, California Improvement Agency,
             IDA, Fairway Molds Project, 2.65%,
             03/04/99                                         364
    4,245    Westchester County, New York, IDA, Civic
             Facilities, Northern Westchester Hospital,
             2.70%, 03/04/99                                4,244


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                     Value
------------ ------------------------------------------ ----------
State & Municipal Obligations -- continued
------------------------------------------------------------------
$   2,200    Yonkers, New York, IDA, Civic Facilities,
             Consumers Union Facility, 2.60%,
             03/04/99-                                  $    2,200
    8,100    Yonkers, New York, IDA, Civic Facilities,
             Sarah Laurence College Project, 2.55%,
             03/04/99@                                       8,100
                                                        ----------
             Total Floating Rate Demand Notes            1,140,048
                                                        ----------
             (Cost $1,140,048)
             U. S. Government Agency
             Obligations--0.5%
    7,000    Federal Home Loan Bank, Discount Note
             Obligations, 4.68%, 03/01/99                    7,000
                                                        ----------
             (Cost $7,000)
------------------------------------------------------------------

             Total Investments--100.0%
             (Cost $1,611,203)**                        $1,611,203
------------------------------------------------------------------

Index

-The maturity date shown is the date of the prerefunded call.
@All or a portion of this security is segregated.
**The cost of securities is substantially the same for federal income tax purposes.
#Security may only be sold to qualified institutional buyers.
Dorm--Dormitory
Floating Rate Demand Note--The maturity date shown is the next interest reset date; the rate shown is the rate in effect at February 28, 1999.
FLOATS--Floating Auction Tax-exempts.
IDA--Industrial Development Agency.
IDR--Industrial Development Revenue.
PCR--Pollution Control Revenue.
PUTTERS--Putable Tax Exempt Receipts.


                       See notes to financial statements.

               Chase Vista California Tax Free Money Market Fund
                            as of February 28, 1999
                                  (unaudited)

Fund Facts

                          Objective   High current tax free income consistent
                                      with capital preservation*
                Primary investments   California short-term municipal
                                      obligations
    Suggested investment time frame   Short-term
              Share Classes Offered   Vista Shares
                         Net assets   $0.06 Billion
                   Average maturity   42 days
                         S&P Rating   Not rated
                     Moody's Rating   Not rated
                        NAIC Rating   Not rated

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.



Maturity Schedule

 1-30 days ............          74.38%
 31-90 days ...........           2.76%
 91-180 days ..........          13.86%
 181-270 days .........           7.53%
 271+ days ............           1.47%

               Chase Vista California Tax Free Money Market Fund
                            as of February 28, 1999
                                  (unaudited)

How Much of the Fund Was Invested

[PIE CHART OMITTED]

Investments         95.9%
Cash/Other           4.1%


Yields


                            7-Day                      Taxable
                      SEC Yield(1)          Equivalent Yield(2)
 Vista Shares               2.39%                        4.36%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not FDIC insured nor guaranteed by the U.S. government or any other agency and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.

(1) The yield for Vista Shares reflects the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yield would have been 2.02%. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

(2) Taxable equivalent yields are calculated based on the SEC Yield divided by 1 minus the effective tax rate. The effective combined federal, and state tax rate used for this illustration is 45.22%


A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

Chase Vista California Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited)
(amounts in thousands)

 Principal
 Amount    Issuer                                          Value
---------- ----------------------------------------------- -----------
State & Municipal Obligations -- 97.3%
----------------------------------------------------------------------
         Certificates of Participation -- 0.9%
         -------------------------------------
$   190    La Habra, California, Park La Habra &
           Viewpark, Ser. A, 4.00%, 09/01/99               $    191
    140    La Habra, California, Redevelopment
           Refunding Program, Ser. B, 4.00%,
           09/01/99                                             140
    200    Snowline, California, Joint Unified School
           District, Ser. A, 3.75%, 07/01/99                    200
                                                           --------
           Total Certificates of Participation                  531
                                                           --------
           (Cost $531)
           General Obligations -- 1.2%
           -----------------------------------------------
    145    Bakersfield, California, City School District,
           5.00%, 08/01/99                                      146
    140    Escondido, California, Unified High School
           District, 5.15%, 05/01/99                            140
    115    Escondido, California, Unified High School
           District, 5.15%, 11/01/99                            117
    100    Puerto Rico Commonwealth, 4.00%,
           07/01/99                                             100
    100    Puerto Rico Commonwealth, Public
           Improvements, 5.75%, 07/01/99                        101
                                                           --------
           Total General Obligations                            604
                                                           --------
           (Cost $604)
         Revenue Bonds--13.6%
         --------------------
    400    California State, Department Water
           Resources Center, VY Project, Water
           Systems, Ser. J-2, 5.20%, 12/01/99                   406
    750    California, Health Facilities Financing
           Authority, Health Facility, Catholic
           Health, Ser. A, 7.00%, 07/01/99                      774
    320    Chula Vista, California, Community
           Hospital, 7.50%, 01/01/1900                          331
    375    Los Angeles, California Community
           Redevelopment Agency, Little Tokyo,
           Class B, 6.90%, 07/01/99                             387
  1,500    Los Angeles, California, Department of
           Airports, Los Angeles International
           Airport, Series D, 6.00%, 05/15/99                 1,507


                       See notes to financial statements.

Chase Vista California Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

 Principal
 Amount    Issuer                                        Value
---------- --------------------------------------------- -----------
State & Municipal Obligations -- continued
--------------------------------------------------------------------
$    400   Los Angeles, California, Municipal
           Improvement Corp., Lease, 7.30%,
           09/01/99                                      $    409
     150   Metropolitan Water District, Southern
           California, Ser. A, 4.00%, 03/01/99                150
     300   Metropolitan Water District, Southern
           California, Waterworks, Ser. C, 5.00%,
           07/01/99                                           302
   2,200   Metropolitan Water District, Southern
           California, Ser. G, 5.75%, 03/01/99              2,222
     235   Palm Desert, California, Financing
           Authority, Tax Allocation, Housing
           Set Aside, 4.00%, 10/01/99                         236
     150   Puerto Rico Electric Power Authority,
           Ser. N, 7.18%, 07/01/99-                           153
     150   Riverside County, California, Asset Leasing
           Corp., Leasehold Improvements,
           Riverside County Hospital Project,
           Ser. A, 7.40%, 06/01/99-                           156
     390   Sacramento, California, Municipal Utilities
           District, Electric, Ser. H, 6.30%,
           10/01/99                                           398
     155   San Bernadino County, California,
           Transition Authority, Sales Tax, Ser. A,
           5.00%, 03/01/00                                    158
     110   San Mateo County, California, Joint Powers
           Authority, Lease, Capital Projects, Ser. A,
           3.00%, 07/15/99                                    110
     100   Santa Cruz County, California, Public
           Financing Authority, Tax Allocation,
           Sub-Loan, Ser. B, 7.63%, 09/01/99                  105
     250   Southern California, Public Power
           Authority, Transmission Project, Sub.
           Ser. A, 4.38%, 07/01/99                            251
     400   Tustin, California, Unified School District,
           Special Tax, Community Facilities
           District, No 88-1, 4.00%, 09/01/99                 402
                                                         --------
           Total Revenue Bonds                              8,457
                                                         --------
           (Cost $8,457)

                         See notes to financial statements.

Chase Vista California Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


 Principal
 Amount    Issuer                                         Value
---------- ---------------------------------------------- ----------
State & Municipal Obligations -- continued
--------------------------------------------------------------------
         Tax Anticipation Notes--3.3%
         ----------------------------
$ 2,000    Antioch, California, Unified School District,
           3.70%, 09/15/99                                $ 2,000
                                                          -------
           (Cost $2,000)

         Tax & Revenue Anticipation Notes--10.0%
         ---------------------------------------
  2,000    Fotana California, United School District,
           3.68%, 07/09/99                                  2,002
  2,700    Kern County, California, Board of
           Education, 4.25%, 06/30/99                       2,706
    900    Los Angeles, California, 4.50%, 06/30/99           902
    500    San Diego, California, Unified School
           District, Ser. A, 4.50%, 10/01/99                  504
                                                          -------
           Total Tax & Revenue Anticipation Notes           6,114
                                                          -------
           (Cost $6,114)

         Floating Rate Demand Notes--68.3%
         ---------------------------------
    500    Alameda-Contra Costa, California Schools
           Financing Authority, Capital
           Improvements Financing Projects, Ser. A,
           2.40%, 03/04/99                                    500
  3,700    California Health Facilities Financing
           Authority, Insured, Hospital, Adventist,
           Ser. B, 3.10%, 03/01/99                          3,700
    340    California Housing Financing Authority,
           FLOATS, Ser. PA-58, 2.72%,
           03/04/99                                           340
  3,100    California PCFA, PCR, Pacific Gas &
           Electric, Ser. C, 3.15%, 03/01/99                3,100
  2,000    California PCFA, PCR, Shell Oil Comp
           Project, Ser. A, 3.00%, 03/01/99                 2,000
  4,000    California PCFA, Solid Waste Disposal,
           Shell Martinez Refining, Ser. A, 3.00%,
           03/01/99                                         4,000
    800    California State, 2.75%, 03/04/99                  800
    900    California State, 2.75%, 03/04/99                  900
    200    California State, Community Development
           Corp., IDR, Tri-Valley Growers, Series F,
           2.60%, 03/03/99                                    200


                       See notes to financial statements.

Chase Vista California Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

 Principal
 Amount    Issuer                                        Value
---------- --------------------------------------------- -----------
State & Municipal Obligations -- continued
---------------------------------------------------------------------
$ 2,500    California State, Community Development
           Corp., John Muir, Mt. Diablo Health,
           3.00%, 03/01/99                               $  2,500
  1,000    California State, Economic Development
           Financing Authority, California
           Independent Systems Project, Series A,
           3.10%, 03/01/99                                  1,000
    500    California State, Economic Development
           Financing Authority, California
           Independent Systems, Project B, 3.00%,
           03/01/99                                           500
  1,400    California State, Economic Development
           Financing Authority, IDR, Provena Foods
           Inc. Project, 2.75%, 03/03/99                    1,400
     55    California State, Economic Development
           Financing Authority, IDR, Standard
           Abrasives Manufacturing Project, 2.75%,
           03/03/99                                            55
  2,000    California State, Municipal Securities Trust
           Receipts, SGA 40, 2.85%, 03/03/99                2,000
  1,600    California State, Municipal Securities Trust
           Receipts, SGA 55, 2.85%, 03/03/99#               1,600
    500    Corona, California MultiFamily Housing,
           Country Hills Project, Ser. B, 2.45%,
           03/04/99                                           500
  1,400    Irvine Ranch, California, Water District,
           Consolidated Improvement Districts,
           3.00%, 03/01/99                                  1,400
    600    Irvine Ranch, California, Water District,
           Consolidated Improvement Districts,
           3.10%, 03/01/99                                    600
  2,500    Irvine Ranch, California, Water District,
           No, 105, 140, 240 & 250, 3.10%,
           03/01/99                                         2,500
  2,500    Irvine, California, Improvement Bond Act
           of 1915, Assessment District No. 97-17,
           3.10%, 03/01/99                                  2,500
    100    Kern County, California, Kern Public
           Facilities Project, Series D, 2.60%,
           03/03/99                                           100

                         See notes to financial statements.

Chase Vista California Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

 Principal
 Amount    Issuer                                       Value
---------- -------------------------------------------- -----------
State & Municipal Obligations -- continued
-------------------------------------------------------------------
$  400     Los Angeles County, California,
           Community Redevelopment Agency,
           2.55%, 03/03/99                              $    400
   400     Los Angeles County, California,
           Community Redevelopment Agency,
           COP, CMC Medical Plaza Partner,
           2.40%, 03/04/99                                   400
   300     Los Angeles County, California, IDA, IDR,
           Hon Industries Inc. Project, 2.50%,
           03/01/99                                          300
   100     Los Angeles County, California,
           Metropolitan Transportation Authority,
           Proposal C, Second Sr. Ser. A, 2.60%,
           03/04/99                                          100
   900     Los Angeles County, California, United
           School District, Belmont Learning
           Complex, Series A, 2.50%, 03/03/99                900
 1,000     Monrovia, California, Unified School
           District, Municipal Securities Trust
           Receipt, Ser. 70, 2.83%, 03/03/99               1,000
   200     Moorpark California MultiFamily, Le Club
           Apartments Project, Ser. A, 2.65%,
           03/04/99                                          200
 1,300     Oakland, California, Joint Powers Financing
           Authority, Series A-2, 2.45%,
           03/04/99                                        1,300
   100     Ontario, California, Redevelopment Agency,
           IDR, Safariland Project, 2.65%,
           03/04/99                                          100
   400     Rancho Mirage, California, Redevelopment
           Agency, Rancho Mirage, 2.65%,
           03/04/99                                          400
   700     Riverside County, California, IDA, IDR,
           Design Time Inc. Project, Ser. I, 2.30%,
           03/03/99                                          700
   100     San Bernardino County, California, County
           Center Refinancing Project, 2.55%,
           03/03/99                                          100
   100     San Bernardino County, California, IDA,
           Aqua-Service, 2.65%, 03/04/99                     100


                       See notes to financial statements.

Chase Vista California Tax Free Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

 Principal
 Amount    Issuer                                      Value
---------- ------------------------------------------- -------
State & Municipal Obligations -- continued
--------------------------------------------------------------
$  100     San Bernardino County, California, IDA,
           Ser. II, Master Halco Inc., 2.30%,
           03/04/99                                    $   100
   300     San Diego, California, IDA, Kaiser
           Aerospace & Electric, 2.75%,
           03/04/99                                        300
   100     Santa Clara, California, Electric Revenue,
           Ser. B, 2.55%, 03/03/99                         100
   600     Three Valleys Municipal Water District,
           Miramar Water Treatment, 2.45%,
           03/03/99                                        600
 2,500     Western Riverside County, California
           Regional Wastewater Authority, Regional
           Wastewater Treatment, 3.10%,
           03/01/99                                      2,500
                                                       -------
           Total Floating Rate Demand Notes
           (Cost $41,795)                               41,795
--------------------------------------------------------------
           Total Investments--97.3%
           (Cost $59,501)**                            $59,501
--------------------------------------------------------------

Index

-The maturity date shown is the date of the prerefunded call.
@All or a portion of this security is segregated.
**The cost of securities is substantially the same for federal income tax purposes.
#Security may only be sold to qualified institutional buyers.
COP--Certificates of Participation.
Dorm--Dormitory
Floating Rate Demand Note--The maturity date shown is the next interest reset date; the rate shown is the rate in effect at February 28, 1999.
FLOATS--Floating Auction Tax-exempts.
IDA--Industrial Development Agency.
IDR--Industrial Development Revenue.
PCFA--Pollution Control Finance Authority.
PCR--Pollution Control Revenue.


                       See notes to financial statements.

Chase Vista Funds
Statement of Assets and Liabilities February 28, 1999 (unaudited)

(Amounts in Thousands, Except Per Share Amounts)
--------------------------------------------------------------------------------

                                                       New York     California
                                         Tax Free      Tax Free      Tax Free
                                       Money Market  Money Market  Money Market
                                           Fund          Fund          Fund
                                       ------------  ------------  ------------
ASSETS:
 Investment securities, at value
  (Note 1) ...........................  $1,259,849     $1,611,203     $59,501
 Cash ................................       3,455             --       1,384
 Other assets ........................          58          1,316           1
 Receivables:
  Investment securities sold .........      15,711         21,397          --
  Interest ...........................       7,150         12,225         474
  Fund shares sold ...................       1,435             --         702
                                        ----------     ----------     -------
   Total Assets ......................   1,287,658      1,646,141      62,062
                                        ----------     ----------     -------
LIABILITIES:
 Payables:
  Investment securities purchased ....       3,306         31,646         796
  Fund shares redeemed ...............         162            208          --
  Payable to Custodian ...............          --          1,263          --
  Dividends ..........................       1,448            786          40
 Accrued liabilities: (Note 2)
  Investment advisory fees ...........         101            117          --
  Administration fees ................         101             59           3
  Shareholder servicing fees .........         160            328           4
  Distribution fees ..................          64            117           2
  Custody fees .......................          39             47          15
  Other ..............................          16            227          37
                                        ----------     ----------     -------
   Total Liabilities .................       5,397         34,798         897
                                        ----------     ----------     -------
NET ASSETS:
 Paid in capital .....................   1,282,687      1,611,407      61,183
 Accumulated undistributed net
  investment income ..................         (64)            52          (4)
 Accumulated net realized gain (loss)
  on investment transactions .........        (362)          (116)        (14)
                                        ----------     ----------     -------
Net Assets ...........................  $1,282,261     $1,611,343     $61,165
                                        ==========     ==========     =======
 Shares of beneficial interest
  outstanding ($.001 par value;
  unlimited number of shares
  authorized):
   Vista Shares ......................     823,024      1,611,520      61,183
   Premier Shares ....................      99,420             --          --
   Institutional Shares ..............     360,265             --          --
 Net asset value, offering and
  redemption price per share .........  $     1.00     $     1.00     $  1.00
                                        ==========     ==========     =======
Cost of investments ..................  $1,259,849     $1,611,203     $59,501
                                        ==========     ==========     =======

                       See notes to financial statements.

Chase Vista Funds
Statement of Operations For the six months ended February 28, 1999 (unaudited)
--------------------------------------------------------------------------------

(Amounts in thousands)

                                                       New York      California
                                        Tax Free       Tax Free       Tax Free
                                      Money Market   Money Market   Money Market
                                          Fund           Fund           Fund
                                      ------------   ------------   ------------
INTEREST INCOME: (Note 1C) .........    $20,794        $22,311          $682
                                        -------        -------          ----
EXPENSES: (Note 2)
 Investment advisory fees ..........        628            695            22
 Shareholder servicing fees ........      1,562          2,433            77
 Administration fees ...............        628            695            22
 Distribution fees .................        382            695            22
 Custodian fees ....................        106             86            33
 Printing and postage ..............         28             30            --
 Professional fees .................         34             34            13
 Registration costs ................         86             84            --
 Transfer agent fees ...............        103            139            11
 Trustees fees and expenses ........         31             35             1
 Other .............................         54              9             1
                                        -------        -------          ----
  Total expenses ...................      3,642          4,935           202
Less amounts waived (Note 2E) ......        600            834            81
                                        -------        -------          ----
 Net expenses ......................      3,042          4,101           121
                                        -------        -------          ----
  Net investment income ............     17,752         18,210           561
                                        -------        -------          ----
REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS
Net realized gain on investment
 transactions ......................         91              6             5
                                        -------        -------          ----

Net increase in net assets from
 operations ........................    $17,843        $18,216          $566
                                        =======        =======          ====

                       See notes to financial statements.

Chase Vista Funds
Statement of Changes in Net Assets For the periods indicated (unaudited)
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                                           Tax Free                     New York                  California
                                                         Money Market                   Tax Free                   Tax Free
                                                             Fund                   Money Market Fund          Money Market Fund
                                                  --------------------------   --------------------------  -------------------------
                                                    Six months    Year ended     Six months    Year ended    Six months   Year ended
                                                  ended 2/28/99    8/31/98     ended 2/28/99    8/31/98    ended 2/28/99   8/31/98
                                                  -------------   ----------   ------------- ------------  -------------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
 Net investment income ..........................  $   17,752     $   35,342     $   18,210    $   33,002     $    561     $  1,443
 Net realized gain (loss) on investment
 transactions ...................................          91            (34)             6           (27)           5           (3)
                                                   ----------     ----------     ----------    ----------     --------     ---------
  Increase in net assets from operations ........      17,843         35,308         18,216        32,975          566        1,440
                                                   ----------     ----------     ----------    ----------     --------     --------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net investment income ..........................     (17,819)       (35,342)       (18,258)      (33,002)        (583)      (1,443)
 Net realized gain on investment transactions ...          --             --             --            --           --           --
                                                   ----------     ----------     ----------    ----------     --------     --------
  Total dividends and distributions .............     (17,819)       (35,342)       (18,258)      (33,002)        (583)      (1,443)
                                                   ----------     ----------     ----------    ----------     --------     --------
Shares of beneficial interest transactions # ....
 Proceeds from shares issued
  Vista Shares ..................................     975,388      2,109,048      1,577,728     2,920,461      180,439      365,375
  Premier Shares ................................     164,000        386,933             --            --           --           --
  Institutional Shares ..........................   1,076,243      2,916,751             --            --           --           --
                                                   ----------     ----------     ----------    ----------     --------     --------
                                                    2,215,631      5,412,732      1,577,728     2,920,461      180,439      365,375
                                                   ----------     ----------     ----------    ----------     --------     --------
 Proceeds from reinvestment of dividends
  Vista Shares ..................................       4,172          8,530         12,009        20,181          238          804
  Premier Shares ................................       1,036          2,206             --            --           --           --
  Institutional Shares ..........................       2,431          5,252             --            --           --           --
                                                   ----------     ----------     ----------    ----------     --------     --------
                                                        7,639         15,988         12,009        20,181          238          804
                                                   ----------     ----------     ----------    ----------     --------     --------

                       See notes to financial statements.

Chase Vista Funds
Statement of Changes in Net Assets For the periods indicated (unaudited) (continued)
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                                        Tax Free                      New York                     California
                                                      Money Market                    Tax Free                      Tax Free
                                                          Fund                   Money Market Fund             Money Market Fund
                                              --------------------------    --------------------------    --------------------------
                                                Six months    Year ended     Six months     Year ended      Six months    Year ended
                                              ended 2/28/99     8/31/98    ended 2/28/99      8/31/98     ended 2/28/99     8/31/98
                                              -------------   ----------   -------------    ----------    -------------   ----------
  Cost of shares redeemed
   Vista Shares .............................  $  (889,910)  $(1,950,253)   $(1,350,179)   $(2,525,554)     $(169,894)    $(361,286)
   Premier Shares ...........................     (198,962)     (360,517)            --             --             --            --
   Institutional Shares .....................   (1,128,829)   (2,797,836)            --             --             --            --
                                               -----------   -----------    -----------    -----------      ---------     ---------
                                                (2,217,701)   (5,108,606)    (1,350,179)    (2,525,554)      (169,894)     (361,286)
                                               -----------   -----------    -----------    -----------      ---------     ---------
  Net increase in net assets from shares of
   beneficial interest transactions .........        5,569       320,114        239,558        415,088         10,783         4,893
                                               -----------   -----------    -----------    -----------      ---------     ---------
   Total increase (decrease) ................        5,593       320,080        239,516        415,061         10,766         4,890
 NET ASSETS:
  Beginning of period .......................    1,276,668       956,588      1,371,827        956,766         50,399        45,509
                                               -----------   -----------    -----------    -----------      ---------     ---------
  End of period .............................  $ 1,282,261   $ 1,276,668    $ 1,611,343    $ 1,371,827      $  61,165     $  50,399
                                               ===========   ===========    ===========    ===========      =========     =========

# At $1.00 per share.

                       See notes to financial statements.

Chase Vista Funds
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Trust ("MFT") (the "Trust") is organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as an open-end, management investment company. Effective March 16, 1998, the Vista Family of Mutual Funds changed its name to the Chase Vista Funds. Tax Free Money Market Fund ("CVTF"), New York Tax Free Money Market Fund ("CVNYTF") and California Tax Free Money Market Fund ("CVCTF") are separate portfolios of MFT. Collectively all of these funds are referred to as "Money Market Funds" or individually as the "Fund".

The funds offer various classes of shares as follows:

Fund       Classes Offered
--------   ------------------------------
CVTF       Vista, Premier, Institutional
CVNYTF     Vista
CVCTF      Vista

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution, and shareholder servicing expenses, and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Money market instruments are valued at amortized cost which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

   B. Repurchase agreements -- It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Fund's custodian bank, sub-custodian or a bank in which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. If the seller of a repurchase agreement defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral may be delayed or limited.

   C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income consists of coupon interest accrued less the amortization of any premiums on the investments of the Funds.

   D. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of a Fund's distributable net income, including net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   E. Distributions to shareholders -- Each Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or re-invested monthly in each respective Fund's shares on the payable dates. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these

Chase Vista Funds
Notes to Financial Statements (continued) (unaudited)
--------------------------------------------------------------------------------

   "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   F. Income and expenses -- Expenses directly attributable to a Fund are charged to that Fund; expenses directly attributable to a particular class are charged directly to such class. Other expenses are allocated proportionately among the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses (e.g. transfer agent fees), are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or "Advisor"), acts as the investment adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As investment adviser, Chase supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.10% of the average daily net assets for each respective Fund. The Adviser voluntarily waived all or a portion of its fees as outlined in Note 2.E.
   below.

   Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund, other than the Vista Tax Free Money Market Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each Fund's average daily net assets.

   Chase Bank of Texas, National Association ("CBT") is the sub-investment adviser to the Tax Free Money Market Fund pursuant to a Sub-Investment Advisory Agreement between Chase and CBT. CBT is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of the Fund's average daily net assets.

   B. Shareholder servicing fees -- The Trust adopted an Administrative Service Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.35% and 0.25% of the average daily net assets of the Vista Class and Premier Class, respectively.

   No Shareholder Servicing fee was paid for the Institutional Shares.

   Chase and certain of its affiliates have been the only Shareholder Servicing Agents. The Shareholder Servicing Agents have voluntarily waived all or a portion of their fees as outlined in Note 2.E. below.

   C. Distribution and sub-administration fees -- Pursuant to the Distribution and Sub-administration Agreements, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of the BISYS Group, Inc. ("BISYS"), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee, computed daily and paid monthly, of 0.05% of the average daily net assets of each Fund.

Chase Vista Funds
Notes to Financial Statements (continued) (unaudited)
--------------------------------------------------------------------------------

   The Trustees have adopted plans of distribution under the 1940 Act for the Vista Shares (the "Vista Plan"). There are no distribution plans for the Premier or Institutional Shares. Vista Plan pays the Distributor a distribution fee. The fee is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of Vista Class of each Fund.

   The Distributor voluntarily waived all or a portion of distribution fees as outlined in Note 2.E. below.

   D. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services and facilities to each Fund at a fee computed daily and paid monthly at the annual rate equal to 0.05% of the respective Fund's average daily net assets.

   The Administrator voluntarily waived all or a portion of the administration fees as outlined in Note 2.E. below.

   E. Waivers of fees -- For the six months ended February 28, 1999, the Adviser, Administrator, Shareholder Servicing Agent and Distributor voluntarily waived fees for each of the Funds as follows (amounts in thousands):

                                         CVTF     CVNYTF     CVCTF
                                        ------   --------   ------
      Advisory ......................   $ --       $ --      $22
      Administration ................     --        348       --
      Shareholder Servicing .........    600        486       48
      Distribution ..................     --         --       11
                                        ----       ----      ---
                                        $600       $834      $81
                                        ====       ====      ===

   F. Other -- Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

   In addition, Chase provides portfolio accounting and custody services for the Funds. Such amounts are presented in the Statement of Operations as custodian fees.

   3. Concentration of Credit Risk -- CVTF, CVNYTF and CVCTF invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities, with CVNYTF primarily investing in issuers in the State of New York, and CVCTF primarily investing in issuers in the State of California. As of February 28, 1999, CVTF invested approximately 19.1% of its net assets in issuers in the state of Texas. The issuers' abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

   4. Trustee Compensation -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended February 28, 1999, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities, in the Statement of Assets and Liabilities were as follows (amounts in thousands):

                                  Accrued
                     Pension      Pension
                    Expenses     Liability
                   ----------   ----------
CVTF ...........    $  11.4      $  89.0
CVNYTF .........       12.8         90.7
CVCTF ..........        0.4          4.2

Chase Vista Funds
Financial Highlights (unaudited)
--------------------------------------------------------------------------------

                                                                                     Tax Free Money Market Fund
                                                                  ------------------------------------------------------------------
                                                                                             Vista Shares
                                                                  ------------------------------------------------------------------
                                                                   09/01/98              Year Ended August 31,             11/1/93
                                                                    Through  -------------------------------------------   Through
                                                                   02/28/99     1998       1997       1996       1995      8/31/94++
                                                                  ---------- ---------- ---------- ---------- ----------  ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00
                                                                   ------     ------     ------     ------     ------      ------
 Income from Investment Operations
  Net Investment Income .........................................    0.01       0.03       0.03       0.03       0.03        0.02
  Less Dividends from Net Investment Income .....................    0.01       0.03       0.03       0.03       0.03        0.02
                                                                   ------     ------     ------     ------     ------      ------
Net Asset Value, End of Period ..................................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00
                                                                   ======     ======     ======     ======     ======      ======
Total Return ....................................................    1.37%      3.10%      3.12%      2.92%      2.99%       1.54%
Ratios/Supplemental Data
Net Assets, End of Period (millions) ............................  $  823     $  733     $  566     $  574     $  167      $  122
Ratios to Average Net Assets#:
 Expenses .......................................................    0.59%      0.59%      0.59%      0.69%      0.86%       0.85%
 Net Investment Income ..........................................    2.72%      3.05%      3.08%      2.89%      2.96%       1.82%
 Expenses Without Waivers and Assumption of Expenses ............    0.72%      0.72%      0.73%      0.80%      0.94%       0.85%
 Net Investment Income Without Waivers and Assumption
   of Expenses ..................................................    2.59%      2.92%      2.94%      2.78%      2.88%       1.82%

-------
#  Short periods have been annualized.
++ In 1994 the Fund changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued) (unaudited)
--------------------------------------------------------------------------------

                                                                     Tax Free Money Market Fund
                                                 ------------------------------------------------------------------
                                                                           Premier Shares
                                                 ------------------------------------------------------------------
                                                                       Year Ended August 31,
                                                  09/01/98  -------------------------------------------   11/1/93
                                                   Through                                                Through
                                                  02/28/99     1998       1997       1996       1995     8/31/94++
                                                 ---------- ---------- ---------- ---------- ---------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ...........  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00
                                                  ------     ------     ------     ------     ------      ------
 Income from Investment Operations:
  Net Investment Income ........................    0.01       0.03       0.03       0.03       0.03        0.02
  Less Dividends from Net Investment Income ....    0.01       0.03       0.03       0.03       0.03        0.02
                                                  ------     ------     ------     ------     ------      ------
Net Asset Value, End of Period .................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00
                                                  ======     ======     ======     ======     ======      ======
Total Return ...................................    1.40%      3.17%      3.19%      3.12%      3.29%       1.79%
Ratios/Supplemental Data
Net Assets, End of Period (millions) ...........  $   99     $  133     $  105     $  145     $  148      $  229
Ratio to Average Net Assets#:
 Expenses ......................................    0.53%      0.53%      0.53%      0.58%      0.56%       0.55%
 Net Investment Income .........................    2.79%      3.10%      3.13%      3.08%      3.21%       2.11%
 Expenses Without Waivers and Assumption
  of Expenses ..................................    0.53%      0.53%      0.53%      0.73%      0.84%       0.78%
 Net Investment Income Without Waivers and
  Assumption of Expenses .......................    2.79%      3.10%      3.13%      2.93%      2.93%       1.88%

                                                                       Tax Free Money Market Fund
                                                 -----------------------------------------------------------------------
                                                                          Institutional Shares
                                                 -----------------------------------------------------------------------
                                                   09/01/98                Year Ended August 31,               11/14/93*
                                                   Through   -----------------------------------------------   Through
                                                   02/28/99      1998        1997        1996        1995     8/31/94++
                                                 ----------- ----------- ----------- ----------- ----------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ...........  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                  -------     -------     -------     -------     -------     -------
 Income from Investment Operations:
  Net Investment Income ........................     0.01        0.03        0.04        0.03        0.04        0.02
  Less Dividends from Net Investment Income ....     0.01        0.03        0.04        0.03        0.04        0.02
                                                  -------     -------     -------     -------     -------     -------
Net Asset Value, End of Period .................  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                  =======     =======     =======     =======     =======     =======
Total Return ...................................     1.53%       3.45%       3.45%       3.40%       3.53%       1.95%
Ratios/Supplemental Data
Net Assets, End of Period (millions) ...........  $   360     $   410     $   286     $   149     $   108     $   110
Ratio to Average Net Assets#:
 Expenses ......................................     0.26%       0.26%       0.26%       0.31%       0.33%       0.34%
 Net Investment Income .........................     3.06%       3.37%       3.41%       3.33%       3.46%       2.38%
 Expenses Without Waivers and Assumption
  of Expenses ..................................     0.32%       0.26%       0.26%       0.31%       0.34%       0.34%
 Net Investment Income Without Waivers and
  Assumption of Expenses .......................     3.00%       3.37%       3.41%       3.33%       3.45%       2.38%

-------
#  Short periods have been annualized.
++ In 1994 the Fund changed its fiscal year-end from October 31 to August 31.
*  Commencement of offering class of shares.

                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued) (unaudited)
--------------------------------------------------------------------------------

                                                                                New York Tax Free Money Market Fund
                                                                  ------------------------------------------------------------------
                                                                                           Vista Shares
                                                                  ------------------------------------------------------  ----------
                                                                   09/01/98             Year Ended August 31,               11/1/93
                                                                    Through  -------------------------------------------    Through
                                                                   02/28/99     1998       1997       1996       1995      8/31/94++
                                                                  ---------- ---------- ---------- ---------- ----------  ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............................   $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00      $ 1.00
                                                                    ------     ------    ------     ------     ------      ------
 Income from Investment Operations
  Net Investment Income .........................................     0.01       0.03      0.03       0.03       0.03        0.02
  Less Dividends from Net Investment Income .....................     0.01       0.03      0.03       0.03       0.03        0.02
                                                                    ------     ------    ------     ------     ------      ------
Net Asset Value, End of Period ..................................   $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00      $ 1.00
                                                                    ======     ======    ======     ======     ======      ======
Total Return ....................................................     1.31%      3.03%     3.02%      2.85%      2.88%       1.48%
Ratios/Supplemental Data
Net Assets, End of Period (millions) ............................   $1,611     $1,372    $  957    $   890    $   378      $  366
Ratio to Average Net Assets#:
 Expenses .......................................................     0.59%      0.59%     0.59%      0.74%      0.86%       0.85%
 Net Investment Income ..........................................     2.62%      2.97%     2.97%      2.79%      2.84%       1.77%
 Expenses Without Waivers and Assumption of Expenses ............     0.71%      0.72%     0.73%      0.83%      0.95%       0.85%
 Net Investment Income Without Waivers and Assumption
   of Expenses ..................................................     2.50%      2.84%     2.83%      2.70%      2.75%       1.77%

-------
#  Short periods have been annualized.
++ In 1994 the Fund changed its fiscal year-ends from October 31 to August 31.

                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued) (unaudited)
--------------------------------------------------------------------------------

                                                                               California Tax Free Money Market Fund
                                                                   -----------------------------------------------------------------
                                                                                            Vista Shares
                                                                   -----------------------------------------------------------------
                                                                    09/01/98             Year Ended August 31,              11/1/93
                                                                     Through  -------------------------------------------   Through
                                                                    02/28/99     1998       1997       1996       1995     8/31/94++
                                                                   ---------- ---------- ---------- ---------- ---------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                                    ------     ------     ------     ------     ------     ------
 Income from Investment Operations
  Net Investment Income ..........................................    0.01       0.03       0.03       0.03       0.03       0.02
  Less Dividends from Net Investment Income ......................    0.01       0.03       0.03       0.03       0.03       0.02
                                                                    ------     ------     ------     ------     ------     ------
Net Asset Value, End of Period ...................................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                                    ======     ======     ======     ======     ======     ======
Total Return .....................................................    1.34%      2.97%      3.02%      3.06%      3.32%       1.82%
Ratios/Supplemental Data
Net Assets, End of Period (millions) .............................  $   61    $    50    $    46    $    43    $    58     $    64
Ratio of Average Net Assets#:
 Expenses ........................................................    0.55%      0.55%      0.56%      0.56%      0.48%       0.46%
 Net Investment Income ...........................................    2.55%      2.89%      2.99%      3.03%      3.25%       2.17%
 Expenses Without Waivers and Assumption of Expenses .............    0.92%      0.93%      0.86%      1.02%      1.07%       0.94%
 Net Investment Income Without Waivers and Assumption
   of Expenses ...................................................    2.18%      2.51%      2.69%      2.57%      2.66%       1.69%

-------
 # Short periods have been annualized.
 ++ In 1994 the Fund changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.